UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Dynamic Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 - June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 83.2%
Industrial - 18.4%
Boeing Co.	11,686	$3,920,770
3M Co.	11,686	2,298,870
Caterpillar, Inc.	11,686	1,585,440
United Technologies Corp.	11,686	1,461,100
Total Industrial		9,266,180
Financial - 15.8%
Goldman Sachs Group, Inc.	11,686	2,577,581
Visa, Inc. — Class A	11,686	1,547,811
Travelers Companies, Inc.	11,686	1,429,665
JPMorgan Chase & Co.	11,686	1,217,681
American Express Co.	11,686	1,145,228
Total Financial		7,917,966
Consumer, Non-cyclical - 13.6%
UnitedHealth Group, Inc.	11,686	2,867,043
Johnson & Johnson	11,686	1,417,980
Procter & Gamble Co.	11,686	912,209
Merck & Company, Inc.	11,686	709,340
Coca-Cola Co.	11,686	512,548
Pfizer, Inc.	11,686	423,968
Total Consumer, Non-cyclical		6,843,088
Consumer, Cyclical - 13.4%
Home Depot, Inc.	11,686	2,279,939
McDonald's Corp.	11,686	1,831,079
Walmart, Inc.	11,686	1,000,906
NIKE, Inc. — Class B	11,686	931,140
Walgreens Boots Alliance, Inc.	11,686	701,335
Total Consumer, Cyclical		6,744,399
Technology - 11.0%
Apple, Inc.	11,686	2,163,196
International Business Machines Corp.	11,686	1,632,534
Microsoft Corp.	11,686	1,152,356
Intel Corp.	11,686	580,911
Total Technology		5,528,997
Energy - 4.9%
Chevron Corp.	11,686	1,477,461
Exxon Mobil Corp.	11,686	966,783
Total Energy		2,444,244
Communications - 4.6%
Walt Disney Co.	11,686	1,224,810
Verizon Communications, Inc.	11,686	587,923
Cisco Systems, Inc.	11,686	502,848
Total Communications		2,315,581
Basic Materials- 1.5%
DowDuPont, Inc.	11,686	770,341

Total Common Stocks
(Cost $34,460,406)		41,830,796

	Face Amount
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
1.87% due 09/20/18[1,2,3]	$2,900,000	2,887,917
1.72% due 07/12/18[2,3,5]	523,000	522,756
Total U.S. Treasury Bills
(Cost $3,410,376)		3,410,673

REPURCHASE AGREEMENTS††,4 - 7.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[1]	2,078,456	2,078,456
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[1]	1,020,620	1,020,620
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[1]	680,413	680,413
Total Repurchase Agreements
(Cost $3,779,489)		3,779,489
Total Investments - 97.5%
(Cost $41,650,271)		$49,020,958
Other Assets & Liabilities, net - 2.5%		1,235,134
Total Net Assets - 100.0%		$50,256,093

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	121	Sep 2018	$14,677,300	$(299,471)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.48%	At Maturity	07/31/18	1,039	$25,210,437	$159,772

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	Dow Jones Industrial Average Index	2.59%	At Maturity	07/30/18	765	$18,577,519	$69,961
						$43,787,956	$229,733

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

plc	– Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,830,796	$—	$—	$41,830,796
U.S. Treasury Bills	—	3,410,673	—	3,410,673
Repurchase Agreements	—	3,779,489	—	3,779,489
Equity Index Swap Agreements*	—	229,733	—	229,733
Total Assets	$41,830,796	$7,419,895	$—	$49,250,691

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$299,471	$—	$—	$299,471

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 46.0%
Federal Home Loan Bank[1]
1.75% due 10/26/22[2]	$1,000,000	$997,583
1.63% due 01/18/19	1,000,000	996,601
1.70% due 09/13/22[2,4]	500,000	499,524
Total Federal Home Loan Bank		2,493,708
Freddie Mac[3]
1.75% due 11/02/22[2]	1,000,000	996,637
Total Federal Agency Notes
(Cost $3,498,520)		3,490,345

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
1.72% due 07/12/18[4,5,8]	10,000	9,995
Total U.S. Treasury Bills
(Cost $9,995)		9,995

REPURCHASE AGREEMENTS††,6 - 52.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[7]	2,174,600	2,174,600
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[7]	1,067,832	1,067,832
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[7]	711,888	711,888
Total Repurchase Agreements
(Cost $3,954,320)		3,954,320
Total Investments - 98.2%
(Cost $7,462,835)		$7,454,660
Other Assets & Liabilities, net - 1.8%		133,883
Total Net Assets - 100.0%		$7,588,543

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	11	Sep 2018	$1,334,300	$11,662

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(2.23%)	At Maturity	07/31/18	107	$2,598,483	$(17,462)
BNP Paribas	Dow Jones Industrial Average Index	(2.09%)	At Maturity	07/30/18	465	11,275,315	(35,653)
						$13,873,798	$(53,115)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018. plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,490,345	$—	$3,490,345
U.S. Treasury Bills	—	9,995	—	9,995
Repurchase Agreements	—	3,954,320	—	3,954,320
Equity Futures Contracts*	11,662	—	—	11,662
Total Assets	$11,662	$7,454,660	$—	$7,466,322

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$53,115	$—	$53,115

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 32.6%
Freddie Mac[1]
1.75% due 11/02/22[3]	$4,500,000	$4,484,866
Total Federal Agency Notes
(Cost $4,500,000)		4,484,866

U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
1.87% due 09/20/18[2,4,5]	300,000	298,750
1.72% due 07/12/18[2,5,7]	117,000	116,946
Total U.S. Treasury Bills
(Cost $415,660)		415,696

REPURCHASE AGREEMENTS††,6 - 64.0%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[4]	4,843,739	4,843,739
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[4]	2,378,505	2,378,505
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[4]	1,585,670	1,585,670
Total Repurchase Agreements
(Cost $8,807,914)		8,807,914
Total Investments - 99.6%
(Cost $13,723,574)		$13,708,476
Other Assets & Liabilities, net - 0.4%		57,806
Total Net Assets - 100.0%		$13,766,282

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	28	Sep 2018	$3,954,860	$41,914

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(2.28%)	At Maturity	07/27/18	1,339	$9,430,463	$13,073
Barclays Bank plc	NASDAQ-100 Index	(2.33%)	At Maturity	07/31/18	349	2,459,658	(24,847)
BNP Paribas	NASDAQ-100 Index	(2.09%)	At Maturity	07/30/18	1,686	11,868,886	(83,458)
						$23,759,007	$(95,232)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as futures collateral at June 30, 2018. plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$4,484,866	$—	$4,484,866
U.S. Treasury Bills	—	415,696	—	415,696
Repurchase Agreements	—	8,807,914	—	8,807,914
Equity Futures Contracts*	41,914	—	—	41,914
Equity Index Swap Agreements*	—	13,073	—	13,073
Total Assets	$41,914	$13,721,549	$—	$13,763,463

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$108,305	$—	$108,305

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 45.5%
Federal Home Loan Bank[1]
1.95% due 09/13/22[2]	$2,500,000	$2,497,620
2.00% due 10/26/22[2]	500,000	498,791
Total Federal Home Loan Bank		2,996,411
Federal Farm Credit Bank[1]
2.17% (U.S. Prime Rate - 2.83%) due 09/12/18[3]	2,000,000	2,000,991
Freddie Mac[4]
1.75% due 11/02/22[2]	500,000	498,319
Total Federal Agency Notes
(Cost $5,499,960)		5,495,721

U.S. TREASURY BILLS†† - 6.6%
U.S. Treasury Bills
1.87% due 09/20/18[5,6,7]	800,000	796,666
1.72% due 07/12/18[6,7,8]	7,000	6,997
Total U.S. Treasury Bills
(Cost $803,592)		803,663

REPURCHASE AGREEMENTS††,9 - 50.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[5]	3,366,290	3,366,290
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[5]	1,653,007	1,653,007
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[5]	1,102,005	1,102,005
Total Repurchase Agreements
(Cost $6,121,302)		6,121,302
Total Investments - 102.7%
(Cost $12,424,854)		$12,420,686
Other Assets & Liabilities, net - (2.7)%		(328,614)
Total Net Assets - 100.0%		$12,092,072

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	85	Sep 2018	$6,998,475	$6,730

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.53%)	At Maturity	07/27/18	3,849	$6,323,644	$98,210
BNP Paribas	Russell 2000 Index	(1.59%)	At Maturity	07/30/18	3,188	5,238,884	(8,339)
Barclays Bank plc	Russell 2000 Index	(1.48%)	At Maturity	07/31/18	3,471	5,703,808	(9,077)
						$17,266,336	$80,794

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[9]	Repurchase Agreements — See Note 4. plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$5,495,721	$—	$5,495,721
U.S. Treasury Bills	—	803,663	—	803,663
Repurchase Agreements	—	6,121,302	—	6,121,302
Equity Futures Contracts*	6,730	—	—	6,730
Equity Index Swap Agreements*	—	98,210	—	98,210
Total Assets	$6,730	$12,518,896	$—	$12,525,626

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$17,416	$—	$17,416

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 44.2%
Freddie Mac[1]
1.75% due 10/26/22[3]	$5,000,000	$4,996,490
1.75% due 11/02/22[3]	2,500,000	2,491,593
Total Freddie Mac		7,488,083
Federal Home Loan Bank[4]
1.75% due 10/26/22[3]	4,500,000	4,489,123
Total Federal Agency Notes
(Cost $11,999,121)		11,977,206

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
1.72% due 07/12/18[2,5,8]	485,000	484,774
1.87% due 09/20/18[2,5,6]	300,000	298,750
Total U.S. Treasury Bills
(Cost $783,459)		783,524

REPURCHASE AGREEMENTS††,7 - 53.2%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[6]	7,934,527	7,934,527
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[6]	3,896,227	3,896,227
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[6]	2,597,485	2,597,485
Total Repurchase Agreements
(Cost $14,428,239)		14,428,239
Total Investments - 100.3%
(Cost $27,210,819)		$27,188,969
Other Assets & Liabilities, net - (0.3)%		(72,942)
Total Net Assets - 100.0%		$27,116,027

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	18	Sep 2018	$2,448,675	$40,618

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(2.38%)	At Maturity	07/27/18	15,027	$40,848,107	$70,475
Barclays Bank plc	S&P 500 Index	(2.28%)	At Maturity	07/31/18	419	1,139,551	(7,856)
BNP Paribas	S&P 500 Index	(2.04%)	At Maturity	07/30/18	3,643	9,901,705	(33,279)

						$51,889,363	$29,340

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$11,977,206	$—	$11,977,206
U.S. Treasury Bills	—	783,524	—	783,524
Repurchase Agreements	—	14,428,239	—	14,428,239
Equity Futures Contracts*	40,618	—	—	40,618
Equity Index Swap Agreements*	—	70,475	—	70,475
Total Assets	$40,618	$27,259,444	$—	$27,300,062

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$41,135	$—	$41,135

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.6%
Technology - 33.1%
Apple, Inc.	228,900	$42,371,679
Microsoft Corp.	357,810	35,283,644
Intel Corp.	217,018	10,787,965
NVIDIA Corp.	28,268	6,696,689
Adobe Systems, Inc.*	22,935	5,591,782
Texas Instruments, Inc.	45,589	5,026,187
Broadcom, Inc.	19,129	4,641,461
QUALCOMM, Inc.	69,046	3,874,862
Micron Technology, Inc.*	54,011	2,832,337
Activision Blizzard, Inc.	35,450	2,705,544
Intuit, Inc.	11,949	2,441,241
Applied Materials, Inc.	46,945	2,168,390
Cognizant Technology Solutions Corp. — Class A	27,286	2,155,321
Electronic Arts, Inc.*	14,289	2,015,035
Analog Devices, Inc.	17,273	1,656,826
Fiserv, Inc.*	19,068	1,412,748
Autodesk, Inc.*	10,204	1,337,642
Lam Research Corp.	7,640	1,320,574
Paychex, Inc.	16,732	1,143,632
Western Digital Corp.	13,936	1,078,786
Microchip Technology, Inc.	10,946	995,539
Cerner Corp.*	15,453	923,935
NetEase, Inc. ADR	3,555	898,242
Workday, Inc. — Class A*	6,808	824,585
Skyworks Solutions, Inc.	8,479	819,495
Xilinx, Inc.	11,801	770,133
Maxim Integrated Products, Inc.	13,025	764,046
Seagate Technology plc	13,369	754,947
KLA-Tencor Corp.	7,259	744,265
Check Point Software Technologies Ltd.*	7,406	723,418
CA, Inc.	19,402	691,681
ASML Holding N.V. — Class G	3,481	689,134
Citrix Systems, Inc.*	6,311	661,645
Take-Two Interactive Software, Inc.*	5,327	630,504
Synopsys, Inc.*	6,939	593,770
Cadence Design Systems, Inc.*	13,128	568,574
Total Technology		148,596,258
Communications - 32.4%
Amazon.com, Inc.*	22,597	38,410,381
Facebook, Inc. — Class A*	111,704	21,706,321
Alphabet, Inc. — Class C*	16,251	18,130,428
Alphabet, Inc. — Class A*	13,909	15,705,904
Cisco Systems, Inc.	219,015	9,424,215
Netflix, Inc.*	20,244	7,924,109
Comcast Corp. — Class A	213,861	7,016,779
Booking Holdings, Inc.*	2,243	4,546,763
Charter Communications, Inc. — Class A*	11,059	3,242,609
Baidu, Inc. ADR*	13,074	3,176,982
Twenty-First Century Fox, Inc. — Class A	49,087	2,439,133
T-Mobile US, Inc.*	39,438	2,356,421
Twenty-First Century Fox, Inc. — Class B	37,187	1,832,204
eBay, Inc.*	46,290	1,678,475
JD.com, Inc. ADR*	42,968	1,673,604
Sirius XM Holdings, Inc.[1]	208,577	1,412,066
Ctrip.com International Ltd. ADR*	21,697	1,033,428
Expedia Group, Inc.	6,396	768,735
Liberty Global plc — Class C*	26,552	706,549
MercadoLibre, Inc.	2,056	614,600
Symantec Corp.	28,945	597,714
Vodafone Group plc ADR	22,109	537,470
DISH Network Corp. — Class A*	10,662	358,350
Liberty Global plc — Class A*	10,105	278,292
Total Communications		145,571,532
Consumer, Non-cyclical - 11.2%
Amgen, Inc.	30,816	5,688,325
PayPal Holdings, Inc.*	55,297	4,604,581
Gilead Sciences, Inc.	60,554	4,289,645
Kraft Heinz Co.	56,777	3,566,731
Biogen, Inc.*	9,827	2,852,189
Mondelez International, Inc. — Class A	68,695	2,816,495
Automatic Data Processing, Inc.	20,515	2,751,882
Celgene Corp.*	33,756	2,680,902
Intuitive Surgical, Inc.*	5,276	2,524,460
Express Scripts Holding Co.*	26,160	2,019,813
Vertex Pharmaceuticals, Inc.*	11,868	2,017,085
Illumina, Inc.*	6,846	1,912,019
Regeneron Pharmaceuticals, Inc.*	4,934	1,702,181
Monster Beverage Corp.*	26,204	1,501,489
Alexion Pharmaceuticals, Inc.*	10,362	1,286,442
Align Technology, Inc.*	3,733	1,277,209
Cintas Corp.	4,970	919,798
IDEXX Laboratories, Inc.*	4,045	881,567
Mylan N.V.*	24,006	867,577
Verisk Analytics, Inc. — Class A*	7,696	828,398
BioMarin Pharmaceutical, Inc.*	8,230	775,266
Incyte Corp.*	9,871	661,357
Shire plc ADR	3,180	536,784
Henry Schein, Inc.*	7,173	521,047
Hologic, Inc.*	12,714	505,382
Dentsply Sirona, Inc.	10,592	463,612
Total Consumer, Non-cyclical		50,452,236
Consumer, Cyclical - 5.2%
Costco Wholesale Corp.	20,436	4,270,715
Starbucks Corp.	64,267	3,139,443
Walgreens Boots Alliance, Inc.	46,182	2,771,613
Tesla, Inc.*,1	7,907	2,711,706
Marriott International, Inc. — Class A	16,456	2,083,330
Ross Stores, Inc.	17,633	1,494,397
O'Reilly Automotive, Inc.*	3,815	1,043,669
PACCAR, Inc.	16,384	1,015,152
Dollar Tree, Inc.*	11,073	941,205
Wynn Resorts Ltd.	5,057	846,238
American Airlines Group, Inc.	21,802	827,604
Ulta Beauty, Inc.*	2,818	657,890
Fastenal Co.	13,398	644,846
Hasbro, Inc.	5,818	537,060
Qurate Retail, Inc. — Class A*	20,508	435,180
Total Consumer, Cyclical		23,420,048
Industrial - 0.7%
CSX Corp.	40,766	2,600,056

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.6% (continued)
Industrial - 0.7% (continued)
J.B. Hunt Transport Services, Inc.	5,111	$621,242
Total Industrial		3,221,298
Total Common Stocks
(Cost $263,888,545)		371,261,372

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Fannie Mae[2]
1.32% due 07/02/18[3,4]	$35,000,000	34,998,289
Total Federal Agency Discount Notes
(Cost $34,998,289)		34,998,289

U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bills
1.87% due 09/20/18[3,4]	27,300,000	27,186,250
1.72% due 07/12/18[3,4,5]	6,019,000	6,016,197
Total U.S. Treasury Bills
(Cost $33,199,563)		33,202,447

FEDERAL AGENCY NOTES†† - 2.2%
Federal Home Loan Bank[6]
1.75% due 10/26/22[7]	10,000,000	9,975,830
Total Federal Agency Notes
(Cost $9,995,605)		9,975,830

REPURCHASE AGREEMENTS††,8 - 1.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[9]	2,758,279	2,758,279
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[9]	1,354,446	1,354,446
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[9]	902,964	902,964
Total Repurchase Agreements
(Cost $5,015,689)		5,015,689

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[11]	1,982,960	1,982,960
Total Securities Lending Collateral
(Cost $1,982,960)		1,982,960
Total Investments - 101.5%
(Cost $349,080,651)		$456,436,587
Other Assets & Liabilities, net - (1.5)%		(6,722,286)
Total Net Assets - 100.0%		$449,714,301

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,397	Sep 2018	$197,319,265	$(2,509,858)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.48%	At Maturity	07/31/18	44,360	$312,328,906	$3,155,227
BNP Paribas	NASDAQ-100 Index	2.59%	At Maturity	07/30/18	2,390	16,824,542	120,157
Goldman Sachs International	NASDAQ-100 Index	2.58%	At Maturity	07/27/18	194	1,366,322	13,804
						$330,519,770	$3,289,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR – American Depositary Receipt plc – Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$371,261,372	$—	$—	$371,261,372
Federal Agency Discount Notes	—	34,998,289	—	34,998,289
U.S. Treasury Bills	—	33,202,447	—	33,202,447
Federal Agency Notes	—	9,975,830	—	9,975,830
Repurchase Agreements	—	5,015,689	—	5,015,689
Securities Lending Collateral	1,982,960	—	—	1,982,960
Equity Index Swap Agreements*	—	3,289,188	—	3,289,188
Total Assets	$373,244,332	$86,481,443	$—	$459,725,775

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$2,509,858	$—	$—	$2,509,858

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9%
Financial - 6.7%
Gramercy Property Trust REIT	872	$23,823
Primerica, Inc.	238	23,705
IBERIABANK Corp.	305	23,119
First Industrial Realty Trust, Inc. REIT	677	22,571
Cousins Properties, Inc. REIT	2,286	22,151
MGIC Investment Corp.*	2,017	21,622
Chemical Financial Corp.	388	21,600
Hancock Whitney Corp.	463	21,599
Valley National Bancorp	1,755	21,341
MB Financial, Inc.	451	21,062
Sabra Health Care REIT, Inc.	967	21,013
RLJ Lodging Trust REIT	945	20,837
LaSalle Hotel Properties REIT	602	20,606
Sunstone Hotel Investors, Inc. REIT	1,226	20,376
Ryman Hospitality Properties, Inc. REIT	243	20,205
United Bankshares, Inc.	550	20,020
Stifel Financial Corp.	377	19,698
Healthcare Realty Trust, Inc. REIT	674	19,600
Home BancShares, Inc.	866	19,537
Ellie Mae, Inc.*	186	19,314
Radian Group, Inc.	1,175	19,058
UMB Financial Corp.	246	18,753
Essent Group Ltd.*	522	18,698
GEO Group, Inc. REIT	660	18,176
First Financial Bankshares, Inc.	353	17,968
Glacier Bancorp, Inc.	462	17,870
EastGroup Properties, Inc. REIT	187	17,870
American Equity Investment Life Holding Co.	487	17,532
Blackstone Mortgage Trust, Inc. — Class A REIT	556	17,475
Investors Bancorp, Inc.	1,361	17,407
Selective Insurance Group, Inc.	316	17,380
CNO Financial Group, Inc.	909	17,307
South State Corp.	199	17,164
Education Realty Trust, Inc. REIT	413	17,139
BancorpSouth Bank	520	17,134
Cathay General Bancorp	421	17,046
PotlatchDeltic Corp. REIT	335	17,035
Kemper Corp.	217	16,416
Columbia Banking System, Inc.	398	16,278
National Health Investors, Inc. REIT	219	16,136
Community Bank System, Inc.	273	16,126
First Financial Bancorp	519	15,907
Physicians Realty Trust REIT	993	15,828
Financial Engines, Inc.	346	15,535
Fulton Financial Corp.	937	15,460
CoreCivic, Inc. REIT	646	15,433
Old National Bancorp	822	15,289
Washington Federal, Inc.	459	15,009
Simmons First National Corp. — Class A	492	14,711
STAG Industrial, Inc. REIT	532	14,486
Kennedy-Wilson Holdings, Inc.	681	14,403
Pebblebrook Hotel Trust REIT	371	14,395
Xenia Hotels & Resorts, Inc. REIT	585	14,251
First Midwest Bancorp, Inc.	557	14,187
RLI Corp.	213	14,098
Piedmont Office Realty Trust, Inc. — Class A REIT	697	13,891
PS Business Parks, Inc. REIT	108	13,878
Union Bankshares Corp.	356	13,841
Rexford Industrial Realty, Inc. REIT	438	13,749
Urban Edge Properties REIT	595	13,608
FCB Financial Holdings, Inc. — Class A*	231	13,583
Bank of NT Butterfield & Son Ltd.	297	13,579
Great Western Bancorp, Inc.	322	13,521
Enstar Group Ltd.*	65	13,474
CenterState Bank Corp.	449	13,389
DiamondRock Hospitality Co. REIT	1,088	13,361
BofI Holding, Inc.*	322	13,173
United Community Banks, Inc.	426	13,065
Washington Real Estate Investment Trust	428	12,981
International Bancshares Corp.	301	12,883
CVB Financial Corp.	563	12,622
Hope Bancorp, Inc.	706	12,588
First Merchants Corp.	268	12,435
Moelis & Co. — Class A	212	12,434
Genworth Financial, Inc. — Class A*	2,741	12,334
Federated Investors, Inc. — Class B	527	12,290
Apollo Commercial Real Estate Finance, Inc. REIT	670	12,248
Acadia Realty Trust REIT	438	11,988
Trustmark Corp.	366	11,943
Renasant Corp.	262	11,926
Tanger Factory Outlet Centers, Inc. REIT	500	11,745
Independent Bank Corp.	148	11,603
Ameris Bancorp	217	11,577
Retail Opportunity Investments Corp. REIT	604	11,573
TowneBank	358	11,492
Terreno Realty Corp. REIT	299	11,263
Quality Care Properties, Inc. REIT*	516	11,099
QTS Realty Trust, Inc. — Class A REIT	277	10,942
WesBanco, Inc.	242	10,900
WageWorks, Inc.*	216	10,800
Eagle Bancorp, Inc.*	173	10,605
ServisFirst Bancshares, Inc.	253	10,558
Banner Corp.	174	10,463
ProAssurance Corp.	289	10,245
Lexington Realty Trust REIT	1,171	10,223
Chesapeake Lodging Trust REIT	323	10,220
Argo Group International Holdings Ltd.	175	10,176

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 6.7% (continued)
LegacyTexas Financial Group, Inc.	259	$10,106
Horace Mann Educators Corp.	224	9,990
Mack-Cali Realty Corp. REIT	492	9,978
Invesco Mortgage Capital, Inc. REIT	611	9,715
Colony Credit Real Estate, Inc. REIT	457	9,474
Pacific Premier Bancorp, Inc.*	248	9,461
PRA Group, Inc.*	243	9,368
Redfin Corp.*,1	402	9,282
Provident Financial Services, Inc.	337	9,278
Capitol Federal Financial, Inc.	700	9,212
LTC Properties, Inc. REIT	214	9,146
Northwest Bancshares, Inc.	520	9,043
LendingTree, Inc.*	42	8,980
Berkshire Hills Bancorp, Inc.	221	8,973
First BanCorp*	1,162	8,889
NBT Bancorp, Inc.	232	8,851
National General Holdings Corp.	335	8,821
Heartland Financial USA, Inc.	160	8,776
AmTrust Financial Services, Inc.[1]	602	8,771
Hilltop Holdings, Inc.	397	8,762
WSFS Financial Corp.	164	8,741
Alexander & Baldwin, Inc. REIT	371	8,718
Agree Realty Corp. REIT	164	8,654
Government Properties Income Trust REIT	537	8,511
National Storage Affiliates Trust REIT	275	8,476
First Commonwealth Financial Corp.	543	8,422
Walker & Dunlop, Inc.	150	8,348
Houlihan Lokey, Inc.	162	8,298
Four Corners Property Trust, Inc. REIT	336	8,276
Infinity Property & Casualty Corp.	58	8,256
Washington Prime Group, Inc. REIT	1,016	8,240
Park National Corp.	73	8,134
S&T Bancorp, Inc.	187	8,086
Summit Hotel Properties, Inc. REIT	562	8,042
American Assets Trust, Inc. REIT	209	8,003
Brookline Bancorp, Inc.	430	7,998
Westamerica Bancorporation	140	7,911
Seacoast Banking Corporation of Florida*	250	7,895
Artisan Partners Asset Management, Inc. — Class A	261	7,869
Select Income REIT	344	7,730
OceanFirst Financial Corp.	258	7,730
Waddell & Reed Financial, Inc. — Class A	430	7,727
Sandy Spring Bancorp, Inc.	188	7,710
Kite Realty Group Trust REIT	450	7,686
Independent Bank Group, Inc.	115	7,682
First Interstate BancSystem, Inc. — Class A	179	7,554
First Busey Corp.	238	7,549
Global Net Lease, Inc. REIT	368	7,518
Seritage Growth Properties REIT[1]	175	7,425
Cadence BanCorp	256	7,391
Ladder Capital Corp. — Class A REIT	473	7,388
Boston Private Financial Holdings, Inc.	453	7,203
Kearny Financial Corp.	528	7,102
Employers Holdings, Inc.	175	7,035
HFF, Inc. — Class A	204	7,007
Tompkins Financial Corp.	80	6,870
CareTrust REIT, Inc.	411	6,860
State Bank Financial Corp.	205	6,847
Monmouth Real Estate Investment Corp. REIT	414	6,843
Safety Insurance Group, Inc.	80	6,832
Redwood Trust, Inc. REIT	408	6,720
Enterprise Financial Services Corp.	124	6,690
Enova International, Inc.*	181	6,616
LendingClub Corp.*	1,719	6,515
First BanCorp Puerto Rico	159	6,505
FGL Holdings*	771	6,469
Navigators Group, Inc.	113	6,441
Lakeland Financial Corp.	133	6,409
Heritage Financial Corp.	183	6,378
BrightSphere Investment Group plc	444	6,331
CYS Investments, Inc. REIT	843	6,322
Americold Realty Trust REIT	286	6,298
United Fire Group, Inc.	113	6,160
PennyMac Mortgage Investment Trust REIT	324	6,153
Piper Jaffray Cos.	80	6,148
Southside Bancshares, Inc.	181	6,096
City Holding Co.	81	6,094
Tier REIT, Inc.	255	6,064
Universal Insurance Holdings, Inc.	172	6,037
National Bank Holdings Corp. — Class A	156	6,020
Beneficial Bancorp, Inc.	371	6,010
AMERISAFE, Inc.	104	6,006
Nelnet, Inc. — Class A	101	5,899
Kinsale Capital Group, Inc.	106	5,815
BancFirst Corp.	98	5,802
WisdomTree Investments, Inc.	636	5,775
PJT Partners, Inc. — Class A	108	5,766
Ramco-Gershenson Properties Trust REIT	431	5,694
CorePoint Lodging, Inc. REIT*	218	5,646
James River Group Holdings Ltd.	141	5,540
Flagstar Bancorp, Inc.*	161	5,516
NMI Holdings, Inc. — Class A*	338	5,509
Third Point Reinsurance Ltd.*	439	5,488

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 6.7% (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	277	$5,471
Stewart Information Services Corp.	127	5,470
Aircastle Ltd.	261	5,350
InfraREIT, Inc.	240	5,321
Triumph Bancorp, Inc.*	130	5,297
Chatham Lodging Trust REIT	246	5,220
Encore Capital Group, Inc.*	141	5,161
CBL & Associates Properties, Inc. REIT[1]	921	5,130
RE/MAX Holdings, Inc. — Class A	97	5,088
ARMOUR Residential REIT, Inc.	223	5,087
Cohen & Steers, Inc.	121	5,047
Trupanion, Inc.*	130	5,018
Bryn Mawr Bank Corp.	108	5,000
Meridian Bancorp, Inc.	261	4,998
Meta Financial Group, Inc.	51	4,967
Getty Realty Corp. REIT	175	4,930
Easterly Government Properties, Inc. REIT	249	4,920
Hanmi Financial Corp.	173	4,905
Independence Realty Trust, Inc. REIT	474	4,887
Lakeland Bancorp, Inc.	245	4,863
Virtus Investment Partners, Inc.	38	4,862
R1 RCM, Inc.*	559	4,852
United Financial Bancorp, Inc.	276	4,835
Ambac Financial Group, Inc.*	243	4,824
Franklin Street Properties Corp. REIT	559	4,785
Washington Trust Bancorp, Inc.	82	4,764
Preferred Bank/Los Angeles CA	76	4,671
Alexander's, Inc. REIT	12	4,592
MTGE Investment Corp. REIT	234	4,586
Carolina Financial Corp.	106	4,550
1st Source Corp.	85	4,542
Banc of California, Inc.	232	4,536
CoBiz Financial, Inc.	211	4,532
TrustCo Bank Corp. NY	509	4,530
Customers Bancorp, Inc.*	159	4,512
Universal Health Realty Income Trust REIT	70	4,479
Capstead Mortgage Corp. REIT	500	4,475
Central Pacific Financial Corp.	156	4,469
Columbia Financial, Inc.*	270	4,469
Stock Yards Bancorp, Inc.	117	4,464
Cass Information Systems, Inc.	64	4,404
Federal Agricultural Mortgage Corp. — Class C	49	4,384
Univest Corporation of Pennsylvania	157	4,317
MBIA, Inc.*	475	4,294
INTL FCStone, Inc.*	83	4,292
Granite Point Mortgage Trust, Inc. REIT	233	4,276
FBL Financial Group, Inc. — Class A	54	4,252
Live Oak Bancshares, Inc.	138	4,230
Community Trust Bancorp, Inc.	84	4,196
Horizon Bancorp, Inc.	202	4,169
Hersha Hospitality Trust REIT	194	4,161
Guaranty Bancorp	139	4,142
Marcus & Millichap, Inc.*	106	4,135
TriCo Bancshares	109	4,082
German American Bancorp, Inc.	113	4,051
Pennsylvania Real Estate Investment Trust	366	4,022
ConnectOne Bancorp, Inc.	161	4,009
Midland States Bancorp, Inc.	115	3,940
Northfield Bancorp, Inc.	236	3,922
Veritex Holdings, Inc.*	126	3,915
Hamilton Lane, Inc. — Class A	81	3,886
Flushing Financial Corp.	148	3,863
iStar, Inc. REIT*	352	3,798
National Commerce Corp.*	81	3,750
Camden National Corp.	82	3,748
Ashford Hospitality Trust, Inc. REIT	462	3,742
National Western Life Group, Inc. — Class A	12	3,687
Heritage Commerce Corp.	217	3,687
Investment Technology Group, Inc.	176	3,682
NorthStar Realty Europe Corp. REIT	254	3,680
World Acceptance Corp.*	33	3,663
Origin Bancorp, Inc.	89	3,644
HomeStreet, Inc.*	135	3,638
Peoples Bancorp, Inc.	96	3,627
St. Joe Co.*	202	3,626
Preferred Apartment Communities, Inc. — Class A REIT	213	3,619
New York Mortgage Trust, Inc. REIT[1]	596	3,582
Urstadt Biddle Properties, Inc. — Class A REIT	158	3,576
Investors Real Estate Trust REIT	645	3,567
Armada Hoffler Properties, Inc. REIT	239	3,561
First Defiance Financial Corp.	53	3,554
Oritani Financial Corp.	218	3,532
Diamond Hill Investment Group, Inc.	18	3,500
TPG RE Finance Trust, Inc. REIT	171	3,475
Peapack Gladstone Financial Corp.	100	3,459
Dime Community Bancshares, Inc.	176	3,432
Great Southern Bancorp, Inc.	60	3,432
CatchMark Timber Trust, Inc. — Class A REIT	267	3,399
Saul Centers, Inc. REIT	63	3,376
First Foundation, Inc.*	182	3,374
QCR Holdings, Inc.	71	3,369
CBTX, Inc.	101	3,338
Greenhill & Company, Inc.	117	3,323
First of Long Island Corp.	133	3,305

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 6.7% (continued)
OFG Bancorp	231	$3,246
Bridge Bancorp, Inc.	90	3,235
BBX Capital Corp.	357	3,224
Mercantile Bank Corp.	86	3,179
TriState Capital Holdings, Inc.*	119	3,106
Arbor Realty Trust, Inc. REIT	296	3,087
New Senior Investment Group, Inc. REIT	406	3,073
Opus Bank	107	3,071
Independent Bank Corp.	119	3,034
Equity Bancshares, Inc. — Class A*	73	3,028
People's Utah Bancorp	84	2,999
Fidelity Southern Corp.	118	2,998
Old Line Bancshares, Inc.	85	2,967
First Financial Corp.	65	2,948
Bank of Marin Bancorp	36	2,911
RMR Group, Inc. — Class A	37	2,903
Gladstone Commercial Corp. REIT	150	2,883
United Community Financial Corp.	262	2,879
Maiden Holdings Ltd.	370	2,868
Bancorp, Inc.*	274	2,866
FB Financial Corp.	70	2,850
First Community Bancshares, Inc.	89	2,836
AG Mortgage Investment Trust, Inc. REIT	150	2,818
Blue Hills Bancorp, Inc.	125	2,775
Allegiance Bancshares, Inc.*	64	2,774
Front Yard Residential Corp. REIT	265	2,761
Community Healthcare Trust, Inc. REIT	92	2,748
Nationstar Mortgage Holdings, Inc.*	156	2,735
UMH Properties, Inc. REIT	178	2,732
Atlantic Capital Bancshares, Inc.*	139	2,731
Financial Institutions, Inc.	83	2,731
State Auto Financial Corp.	91	2,722
Westwood Holdings Group, Inc.	45	2,679
HomeTrust Bancshares, Inc.*	95	2,674
Green Bancorp, Inc.	122	2,635
Franklin Financial Network, Inc.*	70	2,632
Anworth Mortgage Asset Corp. REIT	520	2,584
NexPoint Residential Trust, Inc. REIT	90	2,561
First Mid-Illinois Bancshares, Inc.	65	2,554
Ocwen Financial Corp.*	639	2,530
Merchants Bancorp	88	2,511
Whitestone REIT — Class B	199	2,484
B. Riley Financial, Inc.	110	2,480
Nicolet Bankshares, Inc.*	45	2,480
City Office REIT, Inc.	193	2,476
FRP Holdings, Inc.*	38	2,460
Industrial Logistics Properties Trust REIT	110	2,459
Bar Harbor Bankshares	80	2,423
Spirit MTA REIT*	234	2,410
First Bancshares, Inc.	67	2,409
CorEnergy Infrastructure Trust, Inc. REIT	64	2,406
RBB Bancorp	74	2,377
CNB Financial Corp.	79	2,375
Access National Corp.	83	2,374
Waterstone Financial, Inc.	137	2,336
Republic Bancorp, Inc. — Class A	51	2,310
First Connecticut Bancorp, Inc.	75	2,295
Arrow Financial Corp.	63	2,293
Greenlight Capital Re Ltd. — Class A*	161	2,286
Western Asset Mortgage Capital Corp. REIT	218	2,272
eHealth, Inc.*	102	2,254
Cedar Realty Trust, Inc. REIT	471	2,223
Old Second Bancorp, Inc.	154	2,218
Farmers National Banc Corp.	137	2,185
Orchid Island Capital, Inc. REIT	290	2,181
Sierra Bancorp	77	2,174
United Insurance Holdings Corp.	110	2,154
West Bancorporation, Inc.	85	2,138
PennyMac Financial Services, Inc. — Class A*	108	2,122
Cowen, Inc. — Class A*	152	2,105
Citizens, Inc.*	269	2,096
Enterprise Bancorp, Inc.	51	2,062
One Liberty Properties, Inc. REIT	78	2,060
Health Insurance Innovations, Inc. — Class A*,1	63	2,038
Farmers Capital Bank Corp.	39	2,032
MidWestOne Financial Group, Inc.	60	2,027
Home Bancorp, Inc.	43	2,002
Ares Commercial Real Estate Corp. REIT	143	1,975
Byline Bancorp, Inc.*	87	1,944
Dynex Capital, Inc. REIT	295	1,926
Farmers & Merchants Bancorp Incorporated/Archbold OH	47	1,896
Southern National Bancorp of Virginia, Inc.	106	1,891
Republic First Bancorp, Inc.*	239	1,876
On Deck Capital, Inc.*	268	1,876
Ladenburg Thalmann Financial Services, Inc.	550	1,870
PHH Corp.*	171	1,857
Metropolitan Bank Holding Corp.*	35	1,837
Heritage Insurance Holdings, Inc.[1]	109	1,817
Braemar Hotels & Resorts, Inc. REIT	159	1,816
PCSB Financial Corp.	90	1,788
Regional Management Corp.*	51	1,786

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 6.7% (continued)
American National Bankshares, Inc.	44	$1,760
Peoples Financial Services Corp.	37	1,740
Cambridge Bancorp	20	1,731
Newmark Group, Inc. — Class A	121	1,722
KKR Real Estate Finance Trust, Inc.	87	1,721
Global Indemnity Ltd.	44	1,715
Macatawa Bank Corp.	139	1,687
MedEquities Realty Trust, Inc. REIT	153	1,686
HCI Group, Inc.	40	1,663
Exantas Capital Corp. REIT	161	1,639
Citizens & Northern Corp.	63	1,629
National Bankshares, Inc.	35	1,624
Western New England Bancorp, Inc.	146	1,606
SmartFinancial, Inc.*	62	1,597
Charter Financial Corp.	66	1,594
Altisource Portfolio Solutions S.A.*	54	1,575
Summit Financial Group, Inc.	58	1,557
Southern First Bancshares, Inc.*	35	1,547
Reliant Bancorp, Inc.	55	1,543
Hingham Institution for Savings	7	1,538
First Bancorp, Inc.	54	1,524
Southern Missouri Bancorp, Inc.	39	1,522
Arlington Asset Investment Corp. — Class A	147	1,516
BSB Bancorp, Inc.*	44	1,514
Sutherland Asset Management Corp. REIT	93	1,511
HarborOne Bancorp, Inc.*	79	1,496
Farmland Partners, Inc. REIT	170	1,496
First Internet Bancorp	43	1,466
Oppenheimer Holdings, Inc. — Class A	52	1,456
FedNat Holding Co.	62	1,430
Ames National Corp.	46	1,419
Marlin Business Services Corp.	47	1,403
Capital City Bank Group, Inc.	59	1,394
Baycom Corp.*	56	1,386
WMIH Corp.*	1,034	1,386
Northrim BanCorp, Inc.	35	1,384
Codorus Valley Bancorp, Inc.	45	1,381
Business First Bancshares, Inc.	52	1,370
Guaranty Bancshares, Inc.	41	1,351
Safeguard Scientifics, Inc.*	105	1,344
Jernigan Capital, Inc. REIT	70	1,334
Central Valley Community Bancorp	63	1,333
Investar Holding Corp.	48	1,327
BankFinancial Corp.	75	1,324
Goosehead Insurance, Inc. — Class A*	53	1,323
EMC Insurance Group, Inc.	47	1,306
Investors Title Co.	7	1,293
Consolidated-Tomoka Land Co.	21	1,292
Civista Bancshares, Inc.	53	1,285
Innovative Industrial Properties, Inc. REIT	35	1,282
Howard Bancorp, Inc.*	71	1,278
Shore Bancshares, Inc.	67	1,274
Territorial Bancorp, Inc.	41	1,271
ACNB Corp.	37	1,260
First Bank/Hamilton NJ	89	1,237
Cherry Hill Mortgage Investment Corp. REIT	69	1,232
Timberland Bancorp, Inc.	33	1,232
Baldwin & Lyons, Inc. — Class B	50	1,220
Sterling Bancorp, Inc.	91	1,216
MutualFirst Financial, Inc.	32	1,208
Forestar Group, Inc.*	56	1,162
SB One Bancorp	39	1,158
Premier Financial Bancorp, Inc.	62	1,158
Ohio Valley Banc Corp.	22	1,154
Century Bancorp, Inc. — Class A	15	1,146
First Business Financial Services, Inc.	44	1,144
GAIN Capital Holdings, Inc.	149	1,125
Penns Woods Bancorp, Inc.	25	1,119
Norwood Financial Corp.	31	1,117
BCB Bancorp, Inc.	74	1,110
Evans Bancorp, Inc.	24	1,106
Great Ajax Corp. REIT	84	1,099
Bluerock Residential Growth REIT, Inc.	123	1,097
Union Bankshares, Inc.	21	1,090
FS Bancorp, Inc.	17	1,075
C&F Financial Corp.	17	1,063
Bank of Commerce Holdings	83	1,058
Entegra Financial Corp.*	36	1,055
Orrstown Financial Services, Inc.	40	1,040
Tiptree, Inc. — Class A	152	1,034
MidSouth Bancorp, Inc.	78	1,033
Bank of Princeton*	31	1,031
Community Bankers Trust Corp.*	115	1,029
Bankwell Financial Group, Inc.	32	1,029
FNB Bancorp	28	1,027
MBT Financial Corp.	95	1,012
Curo Group Holdings Corp.*	40	998
First Community Corp.	39	979
First Choice Bancorp	32	978
Stratus Properties, Inc.*	32	978
Riverview Bancorp, Inc.	114	962
Unity Bancorp, Inc.	41	933
Elevate Credit, Inc.*	110	931
Fidelity D&D Bancorp, Inc.	15	930
LCNB Corp.	47	926
Community Financial Corp.	26	919
1st Constitution Bancorp	40	916
Mid Penn Bancorp, Inc.	26	907
Gladstone Land Corp. REIT	71	900
NI Holdings, Inc.*	53	898
SI Financial Group, Inc.	60	885
Northeast Bancorp	40	872
Oak Valley Bancorp	38	869
Middlefield Banc Corp.	17	862
CB Financial Services, Inc.	25	860

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Financial - 6.7% (continued)
Global Medical REIT, Inc.	97	$859
OP Bancorp*	67	852
Chemung Financial Corp.	17	852
Esquire Financial Holdings, Inc.*	32	844
Luther Burbank Corp.	73	840
First Financial Northwest, Inc.	43	839
Independence Holding Co.	25	831
First Northwest Bancorp*	52	830
MVB Financial Corp.	46	830
Prudential Bancorp, Inc.	43	830
Pzena Investment Management, Inc. — Class A	90	829
Malvern Bancorp, Inc.*	34	828
Select Bancorp, Inc.*	61	822
Safety Income & Growth, Inc. REIT	43	816
Kingstone Companies, Inc.	48	811
Pacific Mercantile Bancorp*	83	809
Parke Bancorp, Inc.	34	804
United Security Bancshares	70	784
Capstar Financial Holdings, Inc.	42	778
County Bancorp, Inc.	28	770
Peoples Bancorp of North Carolina, Inc.	24	769
First United Corp.	37	757
PDL Community Bancorp*	48	754
ESSA Bancorp, Inc.	47	744
First Savings Financial Group, Inc.	10	735
Silvercrest Asset Management Group, Inc. — Class A	45	733
Hallmark Financial Services, Inc.*	71	709
Clipper Realty, Inc. REIT	81	692
Auburn National Bancorporation, Inc.	13	645
Donegal Group, Inc. — Class A	47	640
First Guaranty Bancshares, Inc.	24	624
Trinity Place Holdings, Inc.*	95	622
GAMCO Investors, Inc. — Class A	23	615
Provident Bancorp, Inc.*	23	603
BRT Apartments Corp. REIT	45	574
Boston Omaha Corp. — Class A*	27	569
Crawford & Co. — Class B	64	554
Greene County Bancorp, Inc.	16	542
Associated Capital Group, Inc. — Class A	14	531
Impac Mortgage Holdings, Inc.*	52	496
Siebert Financial Corp.*	40	417
Maui Land & Pineapple Company, Inc.*	36	403
Bridgewater Bancshares, Inc.*	27	343
Transcontinental Realty Investors, Inc.*	9	301
Ashford, Inc.*	4	259
Spirit of Texas Bancshares, Inc.*	11	227
Level One Bancorp, Inc.	8	217
Griffin Industrial Realty, Inc.	4	176
American Realty Investors, Inc.*	11	174
Oconee Federal Financial Corp.	5	145
Total Financial		2,994,209
Consumer, Non-cyclical - 5.8%
LivaNova plc*	265	26,452
Haemonetics Corp.*	292	26,187
FibroGen, Inc.*	406	25,416
Loxo Oncology, Inc.*	144	24,981
Ligand Pharmaceuticals, Inc. — Class B*	114	23,617
HealthEquity, Inc.*	294	22,079
Neogen Corp.*	273	21,892
Brink's Co.	273	21,772
ASGN, Inc.*	276	21,580
Weight Watchers International, Inc.*	210	21,231
Performance Food Group Co.*	554	20,332
Insperity, Inc.	208	19,812
Ultragenyx Pharmaceutical, Inc.*	256	19,679
Globus Medical, Inc. — Class A*	389	19,629
Teladoc, Inc.*,1	337	19,563
Korn/Ferry International	307	19,013
Green Dot Corp. — Class A*	259	19,008
Array BioPharma, Inc.*	1,108	18,592
Inogen, Inc.*,1	96	17,888
Darling Ingredients, Inc.*	891	17,713
Healthcare Services Group, Inc.	403	17,406
Cimpress N.V.*	120	17,395
Deluxe Corp.	260	17,215
Immunomedics, Inc.*	716	16,948
Aaron's, Inc.	383	16,641
Amicus Therapeutics, Inc.*	1,029	16,073
Supernus Pharmaceuticals, Inc.*	266	15,920
Adtalem Global Education, Inc.*	326	15,681
Tenet Healthcare Corp.*	455	15,274
AMN Healthcare Services, Inc.*	257	15,060
Wright Medical Group N.V.*	577	14,979
Horizon Pharma plc*	899	14,887
Edgewell Personal Care Co.*	293	14,785
Avanos Medical, Inc.*	255	14,599
NuVasive, Inc.*	279	14,542
Ironwood Pharmaceuticals, Inc. — Class A*	753	14,397
LHC Group, Inc.*	168	14,379
Blueprint Medicines Corp.*	225	14,283
Helen of Troy Ltd.*	145	14,275
Syneos Health, Inc.*	304	14,258
Lancaster Colony Corp.	103	14,257
Spark Therapeutics, Inc.*	171	14,152
Boston Beer Company, Inc. — Class A*	46	13,786
Medicines Co.*	373	13,689
Merit Medical Systems, Inc.*	267	13,670
Heron Therapeutics, Inc.*	347	13,481
Portola Pharmaceuticals, Inc.*	354	13,371
Myriad Genetics, Inc.*	357	13,341
Amedisys, Inc.*	156	13,332
TriNet Group, Inc.*	237	13,258
Aerie Pharmaceuticals, Inc.*	193	13,037
Magellan Health, Inc.*	134	12,857
Travelport Worldwide Ltd.	682	12,644
Nevro Corp.*	158	12,616
J&J Snack Foods Corp.	82	12,502

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Non-cyclical - 5.8% (continued)
FTI Consulting, Inc.*	204	$12,338
Global Blood Therapeutics, Inc.*	272	12,294
Emergent BioSolutions, Inc.*	242	12,219
Novocure Ltd.*	390	12,207
Avis Budget Group, Inc.*	372	12,090
Quidel Corp.*	178	11,837
Clovis Oncology, Inc.*	259	11,777
Arena Pharmaceuticals, Inc.*	270	11,772
United Natural Foods, Inc.*	274	11,689
Sanderson Farms, Inc.	111	11,672
Endo International plc*	1,218	11,486
Halozyme Therapeutics, Inc.*	678	11,438
Foundation Medicine, Inc.*	83	11,346
Spectrum Pharmaceuticals, Inc.*	538	11,276
Prestige Brands Holdings, Inc.*	290	11,130
REGENXBIO, Inc.*	155	11,121
Sotheby's*	203	11,031
Integer Holdings Corp.*	168	10,861
WD-40 Co.	74	10,823
Select Medical Holdings Corp.*	589	10,690
B&G Foods, Inc.[1]	357	10,674
Enanta Pharmaceuticals, Inc.*	91	10,547
ABM Industries, Inc.	360	10,505
iRhythm Technologies, Inc.*	129	10,466
Medifast, Inc.	64	10,250
Acceleron Pharma, Inc.*	210	10,189
Patterson Companies, Inc.	446	10,111
Monro, Inc.	173	10,051
CONMED Corp.	137	10,028
Vector Group Ltd.	525	10,017
Matthews International Corp. — Class A	170	9,996
Intercept Pharmaceuticals, Inc.*	119	9,985
Repligen Corp.*	212	9,973
NxStage Medical, Inc.*	357	9,960
Abaxis, Inc.	119	9,878
Insmed, Inc.*	416	9,838
HMS Holdings Corp.*	448	9,686
Ensign Group, Inc.	268	9,600
LifePoint Health, Inc.*	193	9,418
Cambrex Corp.*	179	9,362
Puma Biotechnology, Inc.*	158	9,346
Paylocity Holding Corp.*	158	9,300
Xencor, Inc.*	251	9,290
Brookdale Senior Living, Inc. — Class A*	1,016	9,236
AxoGen, Inc.*	181	9,095
Madrigal Pharmaceuticals, Inc.*	32	8,950
Editas Medicine, Inc.*	248	8,886
Universal Corp.	134	8,851
Momenta Pharmaceuticals, Inc.*	417	8,528
Zogenix, Inc.*	192	8,486
Akorn, Inc.*	508	8,428
Corcept Therapeutics, Inc.*	531	8,347
Mallinckrodt plc*	447	8,341
PTC Therapeutics, Inc.*	246	8,298
McGrath RentCorp	131	8,288
MyoKardia, Inc.*	166	8,242
OPKO Health, Inc.*	1,748	8,216
Calavo Growers, Inc.	85	8,173
ACADIA Pharmaceuticals, Inc.*	535	8,169
Atara Biotherapeutics, Inc.*	221	8,122
ACCO Brands Corp.	577	7,991
USANA Health Sciences, Inc.*	69	7,956
BioTelemetry, Inc.*	176	7,920
Diplomat Pharmacy, Inc.*	309	7,898
Central Garden & Pet Co. — Class A*	194	7,851
Sangamo Therapeutics, Inc.*	551	7,824
Cal-Maine Foods, Inc.*	170	7,794
Amneal Pharmaceuticals, Inc.*	472	7,746
Varex Imaging Corp.*	207	7,678
Tivity Health, Inc.*	217	7,638
Herc Holdings, Inc.*	131	7,381
Fresh Del Monte Produce, Inc.	165	7,351
Hostess Brands, Inc.*	537	7,303
Glaukos Corp.*	179	7,275
EVERTEC, Inc.	331	7,232
AnaptysBio, Inc.*	101	7,175
STAAR Surgical Co.*	226	7,006
ICF International, Inc.	98	6,963
Pacira Pharmaceuticals, Inc.*	217	6,955
National Beverage Corp.*	64	6,842
Acorda Therapeutics, Inc.*	237	6,802
Alarm.com Holdings, Inc.*	168	6,784
ImmunoGen, Inc.*	697	6,782
Strayer Education, Inc.[1]	59	6,668
Audentes Therapeutics, Inc.*	174	6,649
Luminex Corp.	225	6,644
US Physical Therapy, Inc.	68	6,528
Radius Health, Inc.*	220	6,483
CBIZ, Inc.*	280	6,440
Arrowhead Pharmaceuticals, Inc.*	473	6,433
MGP Ingredients, Inc.	72	6,394
Aimmune Therapeutics, Inc.*	235	6,319
Capella Education Co.	63	6,218
NutriSystem, Inc.	159	6,121
Natus Medical, Inc.*	175	6,038
Intersect ENT, Inc.*	161	6,029
Viad Corp.[1]	111	6,022
TrueBlue, Inc.*	223	6,010
Career Education Corp.*	369	5,967
Retrophin, Inc.*	217	5,915
Biohaven Pharmaceutical Holding Company Ltd.*	149	5,888
Iovance Biotherapeutics, Inc.*	447	5,722
TherapeuticsMD, Inc.*,1	914	5,703
Genomic Health, Inc.*	112	5,645
Cardiovascular Systems, Inc.*	174	5,627
Owens & Minor, Inc.	332	5,548
Navigant Consulting, Inc.*	244	5,402
Orthofix International N.V.*	95	5,398
OraSure Technologies, Inc.*	327	5,386
CryoLife, Inc.*	193	5,375
Tandem Diabetes Care, Inc.*	242	5,329
Vanda Pharmaceuticals, Inc.*	279	5,315
Theravance Biopharma, Inc.*	233	5,284
Intrexon Corp.*,1	378	5,269
Cardtronics plc — Class A*	216	5,223

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Dean Foods Co.	496	$5,213
Innoviva, Inc.*	375	5,175
Dynavax Technologies Corp.*	339	5,170
Inter Parfums, Inc.	95	5,082
Andersons, Inc.	148	5,062
Alder Biopharmaceuticals, Inc.*	317	5,009
Intellia Therapeutics, Inc.*	181	4,952
SpartanNash Co.	194	4,951
K2M Group Holdings, Inc.*	220	4,950
AtriCure, Inc.*	182	4,923
Huron Consulting Group, Inc.*	120	4,908
Tactile Systems Technology, Inc.*	94	4,888
Revance Therapeutics, Inc.*	178	4,886
Phibro Animal Health Corp. — Class A	106	4,881
Endocyte, Inc.*	353	4,871
Providence Service Corp.*	62	4,870
Esperion Therapeutics, Inc.*	124	4,860
Mirati Therapeutics, Inc.*	98	4,831
G1 Therapeutics, Inc.*	111	4,824
CytomX Therapeutics, Inc.*	210	4,801
Atrion Corp.	8	4,795
Simply Good Foods Co.*	328	4,736
Flexion Therapeutics, Inc.*	183	4,731
Cerus Corp.*	704	4,696
Triple-S Management Corp. — Class B*	120	4,687
National Healthcare Corp.	66	4,645
SP Plus Corp.*	123	4,576
Hertz Global Holdings, Inc.*	298	4,571
Omeros Corp.*	249	4,517
Karyopharm Therapeutics, Inc.*	263	4,468
MacroGenics, Inc.*	213	4,398
Kindred Healthcare, Inc.*	482	4,338
AngioDynamics, Inc.*	195	4,337
Eagle Pharmaceuticals, Inc.*	57	4,313
Apellis Pharmaceuticals, Inc.*	196	4,312
Cymabay Therapeutics, Inc.*	320	4,294
Intra-Cellular Therapies, Inc.*	243	4,294
Athenex, Inc.*	229	4,273
Kforce, Inc.	124	4,253
TG Therapeutics, Inc.*	322	4,234
SUPERVALU, Inc.*	205	4,207
NeoGenomics, Inc.*	303	3,972
Laureate Education, Inc. — Class A*	274	3,926
Epizyme, Inc.*	284	3,848
Kelly Services, Inc. — Class A	170	3,816
Surmodics, Inc.*	69	3,809
Collegium Pharmaceutical, Inc.*	159	3,792
Barrett Business Services, Inc.	39	3,766
Heska Corp.*	36	3,736
Team, Inc.*,1	161	3,719
Quad/Graphics, Inc.	178	3,708
WaVe Life Sciences Ltd.*,1	96	3,672
American Public Education, Inc.*	87	3,663
AMAG Pharmaceuticals, Inc.*	187	3,646
Assembly Biosciences, Inc.*	92	3,607
Heidrick & Struggles International, Inc.	102	3,570
Coherus Biosciences, Inc.*	254	3,556
Rent-A-Center, Inc.*,1	241	3,548
Meridian Bioscience, Inc.	223	3,546
MiMedx Group, Inc.*,1	554	3,540
Coca-Cola Bottling Company Consolidated	26	3,513
Apollo Medical Holdings, Inc.*	135	3,491
John B Sanfilippo & Son, Inc.	46	3,425
La Jolla Pharmaceutical Co.*	117	3,413
Sorrento Therapeutics, Inc.*	472	3,398
K12, Inc.*	206	3,372
Chefs' Warehouse, Inc.*	118	3,363
Progenics Pharmaceuticals, Inc.*	403	3,240
Invacare Corp.	174	3,236
RadNet, Inc.*	215	3,225
Prothena Corporation plc*	218	3,178
Accelerate Diagnostics, Inc.*	141	3,144
Adamas Pharmaceuticals, Inc.*,1	119	3,074
Fate Therapeutics, Inc.*	270	3,062
Natera, Inc.*	160	3,011
Reata Pharmaceuticals, Inc. — Class A*	86	3,007
BioCryst Pharmaceuticals, Inc.*	524	3,003
Geron Corp.*,1	865	2,967
Dicerna Pharmaceuticals, Inc.*	241	2,952
GlycoMimetics, Inc.*	183	2,952
Amphastar Pharmaceuticals, Inc.*	193	2,945
Lantheus Holdings, Inc.*	202	2,939
Aclaris Therapeutics, Inc.*	145	2,896
LeMaitre Vascular, Inc.	86	2,879
ANI Pharmaceuticals, Inc.*	43	2,872
LSC Communications, Inc.	183	2,866
Cutera, Inc.*	71	2,861
Five Prime Therapeutics, Inc.*	180	2,846
Medpace Holdings, Inc.*	65	2,795
Emerald Expositions Events, Inc.	135	2,781
Novavax, Inc.*	2,072	2,776
Tejon Ranch Co.*	114	2,770
Lexicon Pharmaceuticals, Inc.*,1	230	2,760
Tootsie Roll Industries, Inc.	89	2,746
Cara Therapeutics, Inc.*,1	143	2,738
Resources Connection, Inc.	162	2,738
Akebia Therapeutics, Inc.*	274	2,735
Weis Markets, Inc.	51	2,720
Ennis, Inc.	133	2,707
Abeona Therapeutics, Inc.*	168	2,688
CorVel Corp.*	49	2,646
ArQule, Inc.*	472	2,610
Primo Water Corp.*	148	2,589
Invitae Corp.*	347	2,551
Rigel Pharmaceuticals, Inc.*	897	2,539
Everi Holdings, Inc.*	347	2,498
Endologix, Inc.*	439	2,485
Anika Therapeutics, Inc.*	77	2,464
Sientra, Inc.*	126	2,458
Kura Oncology, Inc.*	135	2,457

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Aduro Biotech, Inc.*	349	$2,443
Central Garden & Pet Co.*	56	2,435
Optinose, Inc.*,1	87	2,434
Stemline Therapeutics, Inc.*	150	2,407
Ingles Markets, Inc. — Class A	75	2,385
Innovate Biopharmaceuticals, Inc.*,1	101	2,381
Pacific Biosciences of California, Inc.*	662	2,350
Synergy Pharmaceuticals, Inc.*	1,328	2,311
Textainer Group Holdings Ltd.*	145	2,306
CAI International, Inc.*	99	2,301
Addus HomeCare Corp.*	40	2,290
Voyager Therapeutics, Inc.*	117	2,286
Forrester Research, Inc.	54	2,265
Viking Therapeutics, Inc.*	237	2,249
National Research Corp. — Class A	60	2,244
CASI Pharmaceuticals, Inc.*	271	2,230
Rocket Pharmaceuticals, Inc.*	113	2,218
Care.com, Inc.*	106	2,213
RR Donnelley & Sons Co.	375	2,160
CareDx, Inc.*	176	2,154
CRA International, Inc.	42	2,137
Cross Country Healthcare, Inc.*	189	2,126
ZIOPHARM Oncology, Inc.*	702	2,120
Rhythm Pharmaceuticals, Inc.*	67	2,094
Utah Medical Products, Inc.	19	2,093
Cytokinetics, Inc.*	250	2,075
Lannett Company, Inc.*,1	152	2,067
Depomed, Inc.*	308	2,054
BioScrip, Inc.*	688	2,016
Hackett Group, Inc.	125	2,009
Eloxx Pharmaceuticals, Inc.*,1	117	1,997
Achillion Pharmaceuticals, Inc.*	705	1,995
SEACOR Marine Holdings, Inc.*	86	1,986
Antares Pharma, Inc.*	768	1,981
Verastem, Inc.*	287	1,975
Concert Pharmaceuticals, Inc.*	116	1,952
Vericel Corp.*	200	1,940
Carriage Services, Inc. — Class A	79	1,939
Keryx Biopharmaceuticals, Inc.*,1	514	1,933
Dova Pharmaceuticals, Inc.*	64	1,915
PDL BioPharma, Inc.*	807	1,888
ViewRay, Inc.*	269	1,862
e.l.f. Beauty, Inc.*	121	1,844
TransEnterix, Inc.*	422	1,840
Accuray, Inc.*	446	1,829
Vectrus, Inc.*	59	1,818
Albireo Pharma, Inc.*	50	1,775
CytoSorbents Corp.*	154	1,756
Paratek Pharmaceuticals, Inc.*	171	1,744
Oxford Immunotec Global plc*	135	1,740
Dermira, Inc.*	189	1,739
GenMark Diagnostics, Inc.*	272	1,735
Inovio Pharmaceuticals, Inc.*	435	1,705
Farmer Brothers Co.*	55	1,680
SIGA Technologies, Inc.*	282	1,675
Solid Biosciences, Inc.*	47	1,675
Akcea Therapeutics, Inc.*,1	69	1,636
Catalyst Pharmaceuticals, Inc.*	524	1,635
Clearside Biomedical, Inc.*	152	1,625
ServiceSource International, Inc.*	412	1,623
NanoString Technologies, Inc.*	118	1,614
Deciphera Pharmaceuticals, Inc.*	41	1,613
MediciNova, Inc.*	202	1,608
Bellicum Pharmaceuticals, Inc.*	216	1,594
Great Lakes Dredge & Dock Corp.*	303	1,591
Limoneira Co.	64	1,575
Adverum Biotechnologies, Inc.*	296	1,569
ChemoCentryx, Inc.*	119	1,567
Nuvectra Corp.*	76	1,560
22nd Century Group, Inc.*	632	1,555
Community Health Systems, Inc.*,1	466	1,547
Savara, Inc.*	136	1,540
Inspire Medical Systems, Inc.*	43	1,533
Kadmon Holdings, Inc.*	378	1,508
Surgery Partners, Inc.*	101	1,505
Cadiz, Inc.*	114	1,493
Senseonics Holdings, Inc.*	362	1,488
Achaogen, Inc.*	171	1,481
Kindred Biosciences, Inc.*	136	1,448
MannKind Corp.*	761	1,446
Pieris Pharmaceuticals, Inc.*	282	1,430
Civitas Solutions, Inc.*	86	1,410
Craft Brew Alliance, Inc.*	68	1,404
Denali Therapeutics, Inc.*	92	1,403
Arbutus Biopharma Corp.*	192	1,402
Marinus Pharmaceuticals, Inc.*	198	1,400
Capital Senior Living Corp.*	131	1,398
CTI BioPharma Corp.*	278	1,384
Turning Point Brands, Inc.	43	1,372
Minerva Neurosciences, Inc.*	166	1,370
Syros Pharmaceuticals, Inc.*	133	1,358
BioSpecifics Technologies Corp.*,1	30	1,346
RTI Surgical, Inc.*	292	1,343
Durect Corp.*	852	1,329
Corbus Pharmaceuticals Holdings, Inc.*,1	262	1,323
Selecta Biosciences, Inc.*	98	1,298
Franklin Covey Co.*	52	1,277
Willdan Group, Inc.*	41	1,270
Zafgen, Inc.*	124	1,269
Village Super Market, Inc. — Class A	43	1,267
Rockwell Medical, Inc.*	256	1,262
AVEO Pharmaceuticals, Inc.*	552	1,248
Cellular Biomedicine Group, Inc.*	63	1,232
Mersana Therapeutics, Inc.*	68	1,215
Enzo Biochem, Inc.*	234	1,214
Athersys, Inc.*	616	1,214
Sienna Biopharmaceuticals, Inc.*	79	1,200
Veracyte, Inc.*	127	1,186
Ocular Therapeutix, Inc.*	175	1,181

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Homology Medicines, Inc.*	57	$1,163
Corium International, Inc.*	145	1,161
Chimerix, Inc.*	240	1,142
Cue Biopharma, Inc.*	96	1,139
Vital Therapies, Inc.*	165	1,130
American Renal Associates Holdings, Inc.*	71	1,120
PolarityTE, Inc.*	47	1,106
Acacia Research Corp.*	264	1,096
Idera Pharmaceuticals, Inc.*	830	1,096
PRGX Global, Inc.*	112	1,086
Avid Bioservices, Inc.*	275	1,078
T2 Biosystems, Inc.*	139	1,076
Insys Therapeutics, Inc.*,1	146	1,057
Reis, Inc.	48	1,046
MoneyGram International, Inc.*	155	1,037
Palatin Technologies, Inc.*	1,066	1,034
Aratana Therapeutics, Inc.*	243	1,033
Harvard Bioscience, Inc.*	191	1,022
OrthoPediatrics Corp.*	38	1,012
Tetraphase Pharmaceuticals, Inc.*	275	982
Natural Health Trends Corp.	39	976
Seneca Foods Corp. — Class A*	36	972
BioTime, Inc.*	463	954
Ampio Pharmaceuticals, Inc.*,1	431	948
Aeglea BioTherapeutics, Inc.*	89	942
Neos Therapeutics, Inc.*	150	938
Seres Therapeutics, Inc.*	109	937
Agenus, Inc.*	406	922
Miragen Therapeutics, Inc.*	139	891
Pulse Biosciences, Inc.*	58	878
FONAR Corp.*	33	876
Tocagen, Inc.*	93	869
Kala Pharmaceuticals, Inc.*	63	865
Helius Medical Technologies, Inc.*	89	847
BG Staffing, Inc.	36	837
Synlogic, Inc.*	84	826
Cambium Learning Group, Inc.*	74	825
Corvus Pharmaceuticals, Inc.*	75	823
Allena Pharmaceuticals, Inc.*	63	821
Calithera Biosciences, Inc.*	163	815
PFSweb, Inc.*	83	807
SeaSpine Holdings Corp.*	63	795
Celcuity, Inc.*	32	794
Cohbar, Inc.*	121	793
Ra Pharmaceuticals, Inc.*	79	786
Organovo Holdings, Inc.*	556	778
ChromaDex Corp.*	209	775
Quorum Health Corp.*	155	775
Odonate Therapeutics, Inc.*	35	773
Revlon, Inc. — Class A*	44	772
Teligent, Inc.*	220	761
Immune Design Corp.*	167	760
Catalyst Biosciences, Inc.*	65	759
NewLink Genetics Corp.*	155	738
Alliance One International, Inc.*	46	729
Evolus, Inc.*	26	728
Tyme Technologies, Inc.*	228	721
Spring Bank Pharmaceuticals, Inc.*	60	711
Information Services Group, Inc.*	173	709
Genesis Healthcare, Inc.*	304	696
Aldeyra Therapeutics, Inc.*	87	692
AAC Holdings, Inc.*	72	675
Melinta Therapeutics, Inc.*	106	673
Smart & Final Stores, Inc.*	121	671
Ardelyx, Inc.*	178	659
XOMA Corp.*	31	647
Fennec Pharmaceuticals, Inc.*	62	647
Surface Oncology, Inc.*	39	636
Pfenex, Inc.*	116	628
Mustang Bio, Inc.*	91	627
Natural Grocers by Vitamin Cottage, Inc.*	48	612
Jounce Therapeutics, Inc.*	77	590
Celsius Holdings, Inc.*	124	571
Syndax Pharmaceuticals, Inc.*	81	569
Nymox Pharmaceutical Corp.*	169	568
Marrone Bio Innovations, Inc.*	297	546
Fortress Biotech, Inc.*	176	524
Alico, Inc.	16	507
Ovid therapeutics, Inc.*	64	499
Zomedica Pharmaceuticals Corp.*	214	482
Recro Pharma, Inc.*	95	477
Calyxt, Inc.*	25	467
ADMA Biologics, Inc.*	103	465
NantKwest, Inc.*	151	462
Spero Therapeutics, Inc.*	31	455
Nature's Sunshine Products, Inc.*	46	430
UNITY Biotechnology, Inc.*	27	407
iRadimed Corp.*	19	394
GTx, Inc.*	25	383
Proteostasis Therapeutics, Inc.*	137	382
Quanterix Corp.*	26	373
Arcus Biosciences, Inc.*	28	343
Evelo Biosciences, Inc.*	29	342
resTORbio, Inc.*	34	311
Unum Therapeutics, Inc.*	19	273
Menlo Therapeutics, Inc.*	33	268
Molecular Templates, Inc.*	49	256
scPharmaceuticals, Inc.*	37	209
Arsanis, Inc.*	24	87
Total Consumer, Non-cyclical		2,570,866
Industrial - 3.7%
EMCOR Group, Inc.	315	23,997
Cree, Inc.*	547	22,739
Woodward, Inc.	291	22,366
Louisiana-Pacific Corp.	794	21,613
Trex Company, Inc.*	321	20,091
KLX, Inc.*	273	19,629
Axon Enterprise, Inc.*	286	18,069
MasTec, Inc.*	353	17,915
MSA Safety, Inc.	185	17,823
Tetra Tech, Inc.	301	17,609
Proto Labs, Inc.*	147	17,486
EnerSys	229	17,093

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Industrial - 3.7% (continued)
Tech Data Corp.*	208	$17,081
Generac Holdings, Inc.*	330	17,071
Trinseo S.A.	236	16,744
Vishay Intertechnology, Inc.	720	16,704
Rexnord Corp.*	568	16,506
KapStone Paper and Packaging Corp.	478	16,491
RBC Bearings, Inc.*	128	16,488
Summit Materials, Inc. — Class A*	610	16,012
Hillenbrand, Inc.	339	15,984
SYNNEX Corp.	165	15,924
Kennametal, Inc.	443	15,904
Barnes Group, Inc.	267	15,726
Dycom Industries, Inc.*	164	15,500
GATX Corp.	204	15,143
Golar LNG Ltd.	514	15,142
TopBuild Corp.*	193	15,120
John Bean Technologies Corp.	170	15,113
II-VI, Inc.*	336	14,599
Applied Industrial Technologies, Inc.	207	14,521
Simpson Manufacturing Company, Inc.	225	13,993
KBR, Inc.	767	13,745
Exponent, Inc.	281	13,572
Moog, Inc. — Class A	174	13,565
Belden, Inc.	220	13,446
Granite Construction, Inc.	239	13,303
Advanced Energy Industries, Inc.*	212	12,315
Universal Forest Products, Inc.	326	11,938
Watts Water Technologies, Inc. — Class A	151	11,838
Franklin Electric Company, Inc.	252	11,365
Saia, Inc.*	139	11,238
Builders FirstSource, Inc.*	614	11,230
Aerojet Rocketdyne Holdings, Inc.*	380	11,206
Rogers Corp.*	100	11,146
Novanta, Inc.*	178	11,089
Itron, Inc.*	183	10,989
JELD-WEN Holding, Inc.*	381	10,893
Sanmina Corp.*	369	10,812
Masonite International Corp.*	149	10,706
Plexus Corp.*	178	10,598
Covanta Holding Corp.	639	10,543
Esterline Technologies Corp.*	142	10,480
Kaman Corp.[1]	150	10,453
Chart Industries, Inc.*	167	10,301
SPX FLOW, Inc.*	229	10,023
Mueller Water Products, Inc. — Class A	841	9,857
Brady Corp. — Class A	255	9,830
Worthington Industries, Inc.	233	9,779
Advanced Disposal Services, Inc.*	394	9,763
Werner Enterprises, Inc.	260	9,763
Actuant Corp. — Class A	331	9,715
Harsco Corp.*	437	9,658
Forward Air Corp.	160	9,453
Boise Cascade Co.	211	9,432
Albany International Corp. — Class A	156	9,383
Atlas Air Worldwide Holdings, Inc.*	129	9,249
Mueller Industries, Inc.	308	9,089
Greenbrier Companies, Inc.	172	9,073
Comfort Systems USA, Inc.	197	9,022
TTM Technologies, Inc.*	510	8,991
Hub Group, Inc. — Class A*	178	8,864
Cubic Corp.	138	8,860
Matson, Inc.	230	8,827
Evoqua Water Technologies Corp.*	411	8,426
AAR Corp.	177	8,229
Aerovironment, Inc.*	115	8,214
SPX Corp.*	234	8,202
ESCO Technologies, Inc.	138	7,963
EnPro Industries, Inc.	113	7,904
Methode Electronics, Inc.	196	7,899
Tennant Co.	97	7,663
US Ecology, Inc.	119	7,580
Benchmark Electronics, Inc.	259	7,550
Federal Signal Corp.	323	7,523
Astec Industries, Inc.	125	7,475
Sun Hydraulics Corp.	155	7,469
Raven Industries, Inc.	193	7,421
Greif, Inc. — Class A	139	7,351
AAON, Inc.	221	7,348
Fitbit, Inc. — Class A*	1,124	7,340
Patrick Industries, Inc.*	129	7,334
TriMas Corp.*	249	7,321
KEMET Corp.*	303	7,317
Knowles Corp.*	471	7,206
Apogee Enterprises, Inc.	149	7,177
Fabrinet*	194	7,157
Milacron Holdings Corp.*	377	7,137
Air Transport Services Group, Inc.*	314	7,093
Standex International Corp.	69	7,052
American Woodmark Corp.*	77	7,049
OSI Systems, Inc.*	91	7,037
Badger Meter, Inc.	155	6,929
Advanced Drainage Systems, Inc.	241	6,881
Ship Finance International Ltd.	453	6,772
Altra Industrial Motion Corp.[1]	157	6,767
Gibraltar Industries, Inc.*	174	6,525
CTS Corp.	178	6,408
Continental Building Products, Inc.*	202	6,373
ArcBest Corp.	138	6,307
Primoris Services Corp.	227	6,181
AZZ, Inc.	139	6,039
Lindsay Corp.	58	5,625
Kadant, Inc.	58	5,577
Casella Waste Systems, Inc. — Class A*	217	5,557
PGT Innovations, Inc.*	266	5,546
Kratos Defense & Security Solutions, Inc.*	479	5,513

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Industrial - 3.7% (continued)
Encore Wire Corp.	111	$5,267
Stoneridge, Inc.*	149	5,236
Columbus McKinnon Corp.	118	5,116
Triumph Group, Inc.	261	5,116
Sturm Ruger & Company, Inc.	90	5,040
Marten Transport Ltd.	213	4,995
Manitowoc Company, Inc.*	192	4,965
FARO Technologies, Inc.*	91	4,946
Cactus, Inc. — Class A*	145	4,900
NCI Building Systems, Inc.*	232	4,872
Multi-Color Corp.	75	4,849
Heartland Express, Inc.	253	4,693
Alamo Group, Inc.	51	4,608
Chase Corp.	39	4,573
US Concrete, Inc.*,1	87	4,567
Applied Optoelectronics, Inc.*	100	4,490
Scorpio Tankers, Inc.	1,596	4,485
Atkore International Group, Inc.*	215	4,466
Aegion Corp. — Class A*	173	4,455
Echo Global Logistics, Inc.*	152	4,446
GasLog Ltd.	218	4,164
Astronics Corp.*	115	4,136
Vicor Corp.*	94	4,094
Lydall, Inc.*	92	4,016
AVX Corp.	254	3,980
GoPro, Inc. — Class A*,1	614	3,954
Briggs & Stratton Corp.	223	3,927
Mesa Laboratories, Inc.	18	3,799
Tidewater, Inc.*	130	3,761
Tutor Perini Corp.*	200	3,690
Global Brass & Copper Holdings, Inc.	116	3,637
Hyster-Yale Materials Handling, Inc.	55	3,534
DMC Global, Inc.	78	3,502
TimkenSteel Corp.*	212	3,466
American Outdoor Brands Corp.*	287	3,452
Quanex Building Products Corp.	187	3,357
Control4 Corp.*	138	3,355
National Presto Industries, Inc.	27	3,348
DXP Enterprises, Inc.*	87	3,323
Gorman-Rupp Co.	94	3,290
CIRCOR International, Inc.	88	3,252
Tredegar Corp.	138	3,243
Insteel Industries, Inc.	97	3,240
Argan, Inc.	78	3,194
Myers Industries, Inc.	166	3,187
NVE Corp.	26	3,166
NV5 Global, Inc.*	45	3,118
MYR Group, Inc.*	85	3,014
Ichor Holdings Ltd.*	138	2,928
Teekay Corp.	372	2,883
NN, Inc.	150	2,835
Griffon Corp.	157	2,795
International Seaways, Inc.*	118	2,731
Electro Scientific Industries, Inc.*	173	2,728
SunPower Corp. — Class A*,1	335	2,570
Kimball Electronics, Inc.*	140	2,562
ZAGG, Inc.*	145	2,509
Haynes International, Inc.	66	2,425
Frontline Ltd.*	411	2,400
Park Electrochemical Corp.	103	2,389
DHT Holdings, Inc.	500	2,345
Scorpio Bulkers, Inc.	316	2,244
Daseke, Inc.*	223	2,214
VSE Corp.	46	2,198
CryoPort, Inc.*,1	136	2,146
Costamare, Inc.	265	2,115
Covenant Transportation Group, Inc. — Class A*	67	2,110
Vishay Precision Group, Inc.*	54	2,060
Nordic American Tankers Ltd.	762	2,042
Energous Corp.*,1	127	1,883
Ducommun, Inc.*	56	1,853
Caesarstone Ltd.	121	1,827
Allied Motion Technologies, Inc.	38	1,819
Sterling Construction Company, Inc.*	138	1,798
YRC Worldwide, Inc.*	177	1,779
Park-Ohio Holdings Corp.	47	1,753
Mistras Group, Inc.*	92	1,737
Greif, Inc. — Class B	30	1,728
Powell Industries, Inc.[1]	47	1,637
Armstrong Flooring, Inc.*	116	1,629
Hill International, Inc.*	266	1,569
Energy Recovery, Inc.*	194	1,568
Heritage-Crystal Clean, Inc.*	77	1,548
American Railcar Industries, Inc.[1]	39	1,540
ShotSpotter, Inc.*	39	1,479
Hurco Companies, Inc.	33	1,477
Eagle Bulk Shipping, Inc.*	259	1,409
Ardmore Shipping Corp.*	169	1,386
IntriCon Corp.*	33	1,330
Graham Corp.	51	1,316
nLight, Inc.*	38	1,256
LB Foster Co. — Class A*	53	1,216
Teekay Tankers Ltd. — Class A	1,039	1,216
Orion Group Holdings, Inc.*	147	1,214
Overseas Shipholding Group, Inc. — Class A*	310	1,203
Omega Flex, Inc.	15	1,187
GP Strategies Corp.*	67	1,179
Advanced Emissions Solutions, Inc.	103	1,170
Universal Logistics Holdings, Inc.	44	1,155
Dorian LPG Ltd.*	151	1,154
Twin Disc, Inc.*	45	1,117
UFP Technologies, Inc.*	35	1,080
FreightCar America, Inc.	64	1,074
Bel Fuse, Inc. — Class B	51	1,066
USA Truck, Inc.*	43	1,009
Olympic Steel, Inc.	49	1,000
Northwest Pipe Co.*	51	988
Sparton Corp.*	52	988
Manitex International, Inc.*	79	986
CECO Environmental Corp.	159	976
Forterra, Inc.*	100	973

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Industrial - 3.7% (continued)
Napco Security Technologies, Inc.*	64	$938
AquaVenture Holdings Ltd.*	59	919
Synalloy Corp.	45	898
Safe Bulkers, Inc.*	263	894
Turtle Beach Corp.*	43	874
Pure Cycle Corp.*	91	869
Infrastructure and Energy Alternatives, Inc.*	93	866
Fluidigm Corp.*	143	852
Eastern Co.	30	841
Lawson Products, Inc.*	34	828
Radiant Logistics, Inc.*	200	782
IES Holdings, Inc.*	45	754
Gencor Industries, Inc.*	46	743
General Finance Corp.*	53	718
Iteris, Inc.*	133	644
Genco Shipping & Trading Ltd.*	41	636
LSB Industries, Inc.*	116	615
PAM Transportation Services, Inc.*	12	564
Willis Lease Finance Corp.*	17	537
Babcock & Wilcox Enterprises, Inc.*	174	414
NL Industries, Inc.*	44	383
Total Industrial		1,620,389
Consumer, Cyclical - 3.4%
Five Below, Inc.*	297	29,020
Texas Roadhouse, Inc. — Class A	369	24,173
FirstCash, Inc.	242	21,744
Planet Fitness, Inc. — Class A*	481	21,135
American Eagle Outfitters, Inc.	877	20,390
Ollie's Bargain Outlet Holdings, Inc.*	270	19,575
Deckers Outdoor Corp.*	173	19,530
ILG, Inc.	575	18,992
Churchill Downs, Inc.	64	18,976
SiteOne Landscape Supply, Inc.*	217	18,222
Signet Jewelers Ltd.	321	17,896
Wolverine World Wide, Inc.	502	17,455
Steven Madden Ltd.	316	16,780
Cracker Barrel Old Country Store, Inc.[1]	105	16,402
Dana, Inc.	795	16,051
Beacon Roofing Supply, Inc.*	371	15,812
Penn National Gaming, Inc.*	465	15,619
Boyd Gaming Corp.	448	15,528
Scientific Games Corp. — Class A*	299	14,696
UniFirst Corp.	83	14,683
RH*,1	105	14,669
Bed Bath & Beyond, Inc.	731	14,565
SkyWest, Inc.	277	14,376
Eldorado Resorts, Inc.*	358	13,998
Jack in the Box, Inc.	160	13,619
Spirit Airlines, Inc.*	373	13,559
TRI Pointe Group, Inc.*	823	13,464
Marriott Vacations Worldwide Corp.	117	13,216
Cooper-Standard Holdings, Inc.*	98	12,806
Cheesecake Factory, Inc.[1]	232	12,774
KB Home	467	12,721
Taylor Morrison Home Corp. — Class A*	610	12,676
Red Rock Resorts, Inc. — Class A	378	12,663
Lithia Motors, Inc. — Class A	129	12,200
Tenneco, Inc.	277	12,177
LCI Industries	133	11,990
Tupperware Brands Corp.	279	11,506
Brinker International, Inc.	239	11,376
Mobile Mini, Inc.	242	11,350
iRobot Corp.*	147	11,138
Herman Miller, Inc.	323	10,950
PriceSmart, Inc.	120	10,860
Navistar International Corp.*	266	10,831
Sally Beauty Holdings, Inc.*	666	10,676
Children's Place, Inc.	87	10,510
G-III Apparel Group Ltd.*	236	10,478
Dave & Buster's Entertainment, Inc.*	217	10,329
Anixter International, Inc.*	160	10,128
Roku, Inc.*,1	236	10,058
Dorman Products, Inc.*	146	9,973
Rite Aid Corp.*	5,721	9,897
Hawaiian Holdings, Inc.	274	9,850
Allegiant Travel Co. — Class A	70	9,727
Callaway Golf Co.	511	9,694
DSW, Inc. — Class A	373	9,631
Cavco Industries, Inc.*	46	9,552
Pinnacle Entertainment, Inc.*	283	9,546
Big Lots, Inc.	228	9,526
American Axle & Manufacturing Holdings, Inc.*	606	9,429
Meritor, Inc.*	458	9,421
Meritage Homes Corp.*	211	9,273
Bloomin' Brands, Inc.	456	9,166
Fox Factory Holding Corp.*	196	9,124
Abercrombie & Fitch Co. — Class A	370	9,058
Shake Shack, Inc. — Class A*,1	134	8,868
HNI Corp.	236	8,779
Triton International Ltd.	284	8,707
Wingstop, Inc.	158	8,235
GameStop Corp. — Class A1	545	7,941
Caleres, Inc.	229	7,875
Gentherm, Inc.*	200	7,860
La-Z-Boy, Inc.	254	7,772
Office Depot, Inc.	3,019	7,698
BMC Stock Holdings, Inc.*	366	7,631
Asbury Automotive Group, Inc.*,1	111	7,609
MDC Holdings, Inc.	246	7,569
Oxford Industries, Inc.	91	7,551
World Fuel Services Corp.	364	7,429
Interface, Inc. — Class A	319	7,321
Cooper Tire & Rubber Co.	275	7,233
Rush Enterprises, Inc. — Class A*	163	7,071
Group 1 Automotive, Inc.	110	6,930
Tailored Brands, Inc.	270	6,890

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Cyclical - 3.4% (continued)
Cannae Holdings, Inc.*	370	$6,864
Winnebago Industries, Inc.	168	6,821
Dine Brands Global, Inc.	91	6,807
National Vision Holdings, Inc.*	185	6,765
Installed Building Products, Inc.*	119	6,729
Guess?, Inc.	313	6,698
Sonic Corp.[1]	194	6,677
Fossil Group, Inc.*	248	6,664
BJ's Restaurants, Inc.	111	6,660
IMAX Corp.*	298	6,601
SeaWorld Entertainment, Inc.*	299	6,524
H&E Equipment Services, Inc.	173	6,507
Crocs, Inc.*	368	6,480
Liberty TripAdvisor Holdings, Inc. — Class A*	395	6,360
Papa John's International, Inc.	123	6,239
Steelcase, Inc. — Class A	461	6,224
Dillard's, Inc. — Class A1	64	6,048
International Speedway Corp. — Class A	132	5,900
LGI Homes, Inc.*,1	101	5,831
Wabash National Corp.	312	5,822
Douglas Dynamics, Inc.	121	5,808
Sleep Number Corp.*	198	5,746
Chico's FAS, Inc.	695	5,657
At Home Group, Inc.*	144	5,638
Standard Motor Products, Inc.	115	5,559
Core-Mark Holding Company, Inc.	244	5,539
ScanSource, Inc.*	137	5,521
Knoll, Inc.	263	5,473
Belmond Ltd. — Class A*	487	5,430
Denny's Corp.*	337	5,368
Modine Manufacturing Co.*	264	4,818
GMS, Inc.*	177	4,795
Vista Outdoor, Inc.*	306	4,740
PetMed Express, Inc.[1]	106	4,669
Malibu Boats, Inc. — Class A*	110	4,613
Acushnet Holdings Corp.	188	4,598
AMC Entertainment Holdings, Inc. — Class A1	282	4,484
Century Communities, Inc.*	140	4,417
Camping World Holdings, Inc. — Class A1	176	4,396
Ruth's Hospitality Group, Inc.	156	4,376
Movado Group, Inc.	86	4,154
Buckle, Inc.[1]	154	4,143
Genesco, Inc.*	104	4,129
William Lyon Homes — Class A*	174	4,037
M/I Homes, Inc.*	151	3,999
J.C. Penney Company, Inc.*,1	1,707	3,994
Freshpet, Inc.*	143	3,925
Ascena Retail Group, Inc.*	952	3,794
Hudson Ltd. — Class A*	216	3,778
Lumber Liquidators Holdings, Inc.*	155	3,774
Fiesta Restaurant Group, Inc.*	129	3,702
Express, Inc.*	400	3,660
Conn's, Inc.*	107	3,531
National CineMedia, Inc.	419	3,520
Marcus Corp.	104	3,380
Tower International, Inc.	106	3,371
Wesco Aircraft Holdings, Inc.*	295	3,319
Red Robin Gourmet Burgers, Inc.*	71	3,309
Ethan Allen Interiors, Inc.	133	3,258
EZCORP, Inc. — Class A*	267	3,217
Kimball International, Inc. — Class B	195	3,151
Regis Corp.*	190	3,143
Cato Corp. — Class A	122	3,004
Hooker Furniture Corp.	61	2,861
Titan International, Inc.	266	2,854
MCBC Holdings, Inc.*	98	2,837
Party City Holdco, Inc.*	182	2,776
Spartan Motors, Inc.	183	2,763
Carrols Restaurant Group, Inc.*	184	2,732
Chuy's Holdings, Inc.*	89	2,732
REV Group, Inc.	159	2,705
Monarch Casino & Resort, Inc.*	61	2,687
Sonic Automotive, Inc. — Class A	130	2,678
Golden Entertainment, Inc.*	99	2,672
Essendant, Inc.	200	2,644
Willscot Corp.*	177	2,619
Unifi, Inc.*	82	2,599
Drive Shack, Inc.*	329	2,540
Nautilus, Inc.*	161	2,528
Universal Electronics, Inc.*	75	2,479
Beazer Homes USA, Inc.*	167	2,463
Zumiez, Inc.*	98	2,455
Veritiv Corp.*,1	61	2,431
Del Taco Restaurants, Inc.*	169	2,396
Superior Industries International, Inc.	132	2,363
Hibbett Sports, Inc.*	102	2,336
Systemax, Inc.	66	2,266
Eros International plc*	170	2,210
Haverty Furniture Companies, Inc.	100	2,160
MarineMax, Inc.*	113	2,141
Boot Barn Holdings, Inc.*	102	2,116
Johnson Outdoors, Inc. — Class A	25	2,113
Winmark Corp.	14	2,078
PC Connection, Inc.	62	2,058
Barnes & Noble, Inc.	318	2,019
America's Car-Mart, Inc.*	32	1,981
Motorcar Parts of America, Inc.*	102	1,908
Citi Trends, Inc.	69	1,893
Shoe Carnival, Inc.	58	1,882
Perry Ellis International, Inc.*	68	1,848
BlueLinx Holdings, Inc.*	48	1,801
Blue Bird Corp.*	79	1,766
Vera Bradley, Inc.*	123	1,727
Tile Shop Holdings, Inc.	215	1,656
Nexeo Solutions, Inc.*	178	1,625
Daktronics, Inc.	190	1,617
Flexsteel Industries, Inc.	40	1,596
Potbelly Corp.*	122	1,580
GNC Holdings, Inc. — Class A*	446	1,570

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Consumer, Cyclical - 3.4% (continued)
Titan Machinery, Inc.*	100	$1,555
Lindblad Expeditions Holdings, Inc.*	116	1,537
RCI Hospitality Holdings, Inc.	48	1,519
Miller Industries, Inc.	59	1,508
Bassett Furniture Industries, Inc.	54	1,488
PetIQ, Inc.*	55	1,477
Culp, Inc.	59	1,448
Francesca's Holdings Corp.*	189	1,427
Reading International, Inc. — Class A*	89	1,420
Nathan's Famous, Inc.	15	1,412
AV Homes, Inc.*	65	1,391
Del Frisco's Restaurant Group, Inc.*	110	1,386
Bojangles', Inc.*	94	1,354
PICO Holdings, Inc.*	113	1,316
Skyline Champion Corp.	37	1,297
Century Casinos, Inc.*	147	1,286
Green Brick Partners, Inc.*	127	1,245
El Pollo Loco Holdings, Inc.*	109	1,243
Gaia, Inc.*	61	1,235
Foundation Building Materials, Inc.*	79	1,215
Commercial Vehicle Group, Inc.*	164	1,204
Weyco Group, Inc.	33	1,201
Tilly's, Inc. — Class A	79	1,197
Barnes & Noble Education, Inc.*	206	1,162
Town Sports International Holdings, Inc.*	79	1,149
Rocky Brands, Inc.	37	1,110
Rush Enterprises, Inc. — Class B*	25	1,098
Habit Restaurants, Inc. — Class A*	108	1,080
Speedway Motorsports, Inc.	62	1,076
Hovnanian Enterprises, Inc. — Class A*	659	1,074
Duluth Holdings, Inc. — Class B*	45	1,071
Pier 1 Imports, Inc.	428	1,019
Hamilton Beach Brands Holding Co. — Class A	35	1,017
Red Lion Hotels Corp.*	86	1,002
Zoe's Kitchen, Inc.*	102	996
Sportsman's Warehouse Holdings, Inc.*	193	988
Kirkland's, Inc.*	82	954
Biglari Holdings, Inc. — Class A*	1	950
Superior Group of Companies, Inc.	45	932
Bluegreen Vacations Corp.	39	928
Biglari Holdings, Inc. — Class B*	5	917
Clarus Corp.*	110	908
J. Jill, Inc.*	89	831
Big 5 Sporting Goods Corp.[1]	109	828
Lifetime Brands, Inc.	64	809
EnviroStar, Inc.	20	806
New York & Company, Inc.*	157	804
Escalade, Inc.	56	790
Noodles & Co.*,1	63	775
J Alexander's Holdings, Inc.*	69	769
Marine Products Corp.	41	729
Container Store Group, Inc.*	85	715
Funko, Inc. — Class A*	55	690
New Home Company, Inc.*	66	658
Castle Brands, Inc.*	479	570
Sears Holdings Corp.*	221	524
Empire Resorts, Inc.*	18	356
Purple Innovation, Inc.*	24	204
CompX International, Inc.	9	119
Total Consumer, Cyclical		1,493,866
Technology - 2.5%
Blackbaud, Inc.	262	26,842
Entegris, Inc.	772	26,171
Medidata Solutions, Inc.*	314	25,296
HubSpot, Inc.*,1	197	24,704
New Relic, Inc.*	241	24,242
Silicon Laboratories, Inc.*	233	23,207
Integrated Device Technology, Inc.*	721	22,985
CACI International, Inc. — Class A*	134	22,586
j2 Global, Inc.	255	22,086
MAXIMUS, Inc.	353	21,925
Lumentum Holdings, Inc.*	341	19,744
Science Applications International Corp.	229	18,533
Coupa Software, Inc.*	289	17,987
Box, Inc. — Class A*	692	17,293
Semtech Corp.*	354	16,656
Perspecta, Inc.	781	16,050
Qualys, Inc.*	183	15,427
ACI Worldwide, Inc.*	623	15,369
Verint Systems, Inc.*	346	15,345
Cabot Microelectronics Corp.	138	14,843
CommVault Systems, Inc.*	214	14,092
Cornerstone OnDemand, Inc.*	290	13,755
VeriFone Systems, Inc.*	597	13,624
NetScout Systems, Inc.*	458	13,603
Cirrus Logic, Inc.*	346	13,262
Envestnet, Inc.*	240	13,188
Acxiom Corp.*	424	12,699
Brooks Automation, Inc.	378	12,330
Convergys Corp.	493	12,049
Allscripts Healthcare Solutions, Inc.*	965	11,580
Avaya Holdings Corp.*	569	11,426
Power Integrations, Inc.	156	11,396
Varonis Systems, Inc.*	151	11,249
Bottomline Technologies de, Inc.*	219	10,913
Omnicell, Inc.*	208	10,910
Five9, Inc.*	308	10,648
ExlService Holdings, Inc.*	181	10,246
Ebix, Inc.	131	9,989
Mercury Systems, Inc.*	255	9,705
Progress Software Corp.	246	9,550
Cotiviti Holdings, Inc.*	215	9,488
Synaptics, Inc.*	188	9,470
Insight Enterprises, Inc.*	190	9,297
MINDBODY, Inc. — Class A*	233	8,994

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Technology - 2.5% (continued)
TiVo Corp.	656	$8,823
Pitney Bowes, Inc.	1,023	8,767
3D Systems Corp.*,1	593	8,189
Electronics for Imaging, Inc.*	242	7,880
Evolent Health, Inc. — Class A*	367	7,725
ManTech International Corp. — Class A	144	7,724
Inphi Corp.*	236	7,696
Cloudera, Inc.*	562	7,666
Blackline, Inc.*	176	7,644
Virtusa Corp.*	153	7,448
Diodes, Inc.*	216	7,445
CSG Systems International, Inc.	181	7,397
Rambus, Inc.*	579	7,261
Instructure, Inc.*	170	7,233
Hortonworks, Inc.*	373	6,796
Ambarella, Inc.*,1	176	6,795
Everbridge, Inc.*	143	6,781
SPS Commerce, Inc.*	92	6,760
MicroStrategy, Inc. — Class A*	52	6,643
Apptio, Inc. — Class A*	183	6,625
LivePerson, Inc.*	307	6,478
Syntel, Inc.*	193	6,193
Sykes Enterprises, Inc.*	215	6,188
Tabula Rasa HealthCare, Inc.*	94	6,000
Alteryx, Inc. — Class A*	152	5,800
MACOM Technology Solutions Holdings, Inc.*,1	246	5,668
Quality Systems, Inc.*	289	5,636
PROS Holdings, Inc.*	151	5,522
Cray, Inc.*	220	5,412
ForeScout Technologies, Inc.*	157	5,379
MaxLinear, Inc. — Class A*	340	5,301
FormFactor, Inc.*	397	5,280
Stratasys Ltd.*	270	5,168
SailPoint Technologies Holding, Inc.*	210	5,153
MTS Systems Corp.[1]	97	5,107
Rudolph Technologies, Inc.*	171	5,062
Carbonite, Inc.*	145	5,060
Diebold Nixdorf, Inc.[1]	415	4,959
Super Micro Computer, Inc.*,1	208	4,919
Appfolio, Inc. — Class A*	80	4,892
Vocera Communications, Inc.*	160	4,782
Amkor Technology, Inc.*	545	4,682
Altair Engineering, Inc. — Class A*	136	4,648
Monotype Imaging Holdings, Inc.	222	4,507
Nanometrics, Inc.*	123	4,355
Xperi Corp.	262	4,218
Lattice Semiconductor Corp.*	636	4,172
Xcerra Corp.*	289	4,037
USA Technologies, Inc.*	281	3,934
Glu Mobile, Inc.*	597	3,827
Cohu, Inc.	154	3,775
Veeco Instruments, Inc.*	263	3,748
Inovalon Holdings, Inc. — Class A*	374	3,712
Workiva, Inc.*	150	3,660
Benefitfocus, Inc.*	108	3,629
CEVA, Inc.*	117	3,533
Unisys Corp.*	269	3,470
Ultra Clean Holdings, Inc.*	209	3,469
Axcelis Technologies, Inc.*	174	3,445
OneSpan, Inc.*	171	3,360
Cision Ltd.*	213	3,184
Donnelley Financial Solutions, Inc.*	179	3,109
Photronics, Inc.*	369	2,943
Engility Holdings, Inc.*	96	2,941
Upland Software, Inc.*	85	2,921
QAD, Inc. — Class A	56	2,808
TTEC Holdings, Inc.	77	2,660
Model N, Inc.*	137	2,548
Immersion Corp.*	165	2,548
PlayAGS, Inc.*	87	2,355
Impinj, Inc.*	102	2,255
KeyW Holding Corp.*	258	2,255
Presidio, Inc.*	172	2,253
American Software, Inc. — Class A	146	2,127
InnerWorkings, Inc.*	240	2,086
Computer Programs & Systems, Inc.	63	2,073
Ribbon Communications, Inc.*	286	2,036
Digi International, Inc.*	144	1,901
PDF Solutions, Inc.*	149	1,785
Castlight Health, Inc. — Class B*	418	1,776
Brightcove, Inc.*	183	1,766
SMART Global Holdings, Inc.*	54	1,721
MobileIron, Inc.*	386	1,718
Rosetta Stone, Inc.*	107	1,715
Digimarc Corp.*	61	1,635
Mitek Systems, Inc.*	172	1,531
Alpha & Omega Semiconductor Ltd.*	107	1,524
AXT, Inc.*	199	1,403
Simulations Plus, Inc.	63	1,402
Aquantia Corp.*	115	1,332
SendGrid, Inc.*	49	1,299
pdvWireless, Inc.*	51	1,272
Agilysys, Inc.*	82	1,271
ConvergeOne Holdings, Inc.	134	1,258
Exela Technologies, Inc.*	258	1,225
Amber Road, Inc.*	127	1,195
Sigma Designs, Inc.*	188	1,147
Carbon Black, Inc.*	44	1,144
PAR Technology Corp.*	62	1,096
Maxwell Technologies, Inc.*	185	962
Vuzix Corp.*,1	128	954
Kopin Corp.*	329	941
Telenav, Inc.*	154	862
Asure Software, Inc.*	54	861
Adesto Technologies Corp.*	98	823
Avid Technology, Inc.*	149	775
Veritone, Inc.*	39	656
Remark Holdings, Inc.*	148	579
Park City Group, Inc.*	71	561
SecureWorks Corp. — Class A*	44	548
ACM Research, Inc. — Class A*	44	474
Fluent, Inc.*	177	434

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Technology - 2.5% (continued)
Rimini Street, Inc.*	53	$347
Eastman Kodak Co.*,1	88	335
NantHealth, Inc.*	85	281
Majesco*	30	185
Total Technology		1,103,988
Communications - 1.7%
Etsy, Inc.*	650	27,424
Stamps.com, Inc.*	94	23,787
Ciena Corp.*	779	20,651
ViaSat, Inc.*,1	298	19,585
New York Times Co. — Class A	714	18,493
Nexstar Media Group, Inc. — Class A	243	17,836
Yelp, Inc. — Class A*	441	17,278
World Wrestling Entertainment, Inc. — Class A	229	16,676
Shutterfly, Inc.*	180	16,205
Chegg, Inc.*	579	16,090
Trade Desk, Inc. — Class A*	171	16,040
Maxar Technologies Ltd.[1]	308	15,560
Vonage Holdings Corp.*	1,202	15,494
InterDigital, Inc.	188	15,209
Plantronics, Inc.	180	13,725
Liberty Expedia Holdings, Inc. — Class A*	296	13,006
TEGNA, Inc.	1,179	12,792
Viavi Solutions, Inc.*	1,236	12,657
Sinclair Broadcast Group, Inc. — Class A	392	12,603
Cogent Communications Holdings, Inc.	228	12,175
Liberty Latin America Ltd. — Class C*	618	11,977
Q2 Holdings, Inc.*	199	11,353
Finisar Corp.*,1	625	11,250
Cars.com, Inc.*	394	11,186
Pandora Media, Inc.*,1	1,392	10,969
Meredith Corp.	214	10,914
NETGEAR, Inc.*	170	10,625
Groupon, Inc. — Class A*	2,397	10,307
8x8, Inc.*	494	9,905
Blucora, Inc.*	255	9,435
Cargurus, Inc.*	267	9,276
Imperva, Inc.*	189	9,119
GTT Communications, Inc.*	190	8,550
Yext, Inc.*	441	8,529
Iridium Communications, Inc.*	522	8,404
Shenandoah Telecommunications Co.	254	8,306
Oclaro, Inc.*	915	8,171
Infinera Corp.*	811	8,053
MSG Networks, Inc. — Class A*	325	7,784
ePlus, Inc.*	74	6,963
Gray Television, Inc.*	434	6,857
Scholastic Corp.[1]	151	6,691
Gannett Company, Inc.	616	6,591
Carvana Co.*,1	155	6,448
New Media Investment Group, Inc.	324	5,988
Quotient Technology, Inc.*	433	5,672
Web.com Group, Inc.*	219	5,661
Rapid7, Inc.*	196	5,531
NIC, Inc.	350	5,443
Entercom Communications Corp. — Class A1	696	5,255
Acacia Communications, Inc.*,1	149	5,187
Liberty Media Corporation - Liberty Braves — Class C*	194	5,017
TrueCar, Inc.*	497	5,015
Boingo Wireless, Inc.*	221	4,992
Extreme Networks, Inc.*	624	4,967
Shutterstock, Inc.*	102	4,841
Perficient, Inc.*,1	183	4,826
Consolidated Communications Holdings, Inc.	381	4,709
Liberty Latin America Ltd. — Class A*	236	4,512
CalAmp Corp.*	185	4,335
Houghton Mifflin Harcourt Co.*	553	4,230
XO Group, Inc.*	131	4,192
ORBCOMM, Inc.*	398	4,020
Comtech Telecommunications Corp.	123	3,921
ADTRAN, Inc.	260	3,861
Overstock.com, Inc.*,1	113	3,802
Endurance International Group Holdings, Inc.*	382	3,801
HealthStream, Inc.	138	3,769
Intelsat S.A.*	217	3,615
Cincinnati Bell, Inc.*	224	3,517
EW Scripps Co. — Class A	248	3,321
Tucows, Inc. — Class A*,1	52	3,154
TechTarget, Inc.*	110	3,124
ATN International, Inc.	56	2,955
Quantenna Communications, Inc.*	181	2,813
Zscaler, Inc.*,1	76	2,717
Limelight Networks, Inc.*	583	2,606
Loral Space & Communications, Inc.*	69	2,594
QuinStreet, Inc.*	199	2,527
Frontier Communications Corp.[1]	420	2,251
Central European Media Enterprises Ltd. — Class A*	468	1,942
ChannelAdvisor Corp.*	137	1,925
NII Holdings, Inc.*	483	1,884
Harmonic, Inc.*	430	1,828
Calix, Inc.*	232	1,810
1-800-Flowers.com, Inc. — Class A*	142	1,782
Entravision Communications Corp. — Class A	350	1,750
A10 Networks, Inc.*	267	1,663
tronc, Inc.*	94	1,624
Meet Group, Inc.*	358	1,604
WideOpenWest, Inc.*	166	1,603
Lands' End, Inc.*	57	1,590
Spok Holdings, Inc.	102	1,535
Zix Corp.*	284	1,531
Gogo, Inc.*	305	1,482
eGain Corp.*	96	1,450

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Communications - 1.7% (continued)
Preformed Line Products Co.	16	$1,421
MDC Partners, Inc. — Class A*	304	1,398
Daily Journal Corp.*	6	1,381
Liberty Media Corporation-Liberty Braves — Class A*	53	1,363
Ooma, Inc.*	94	1,330
HC2 Holdings, Inc.*	222	1,299
Casa Systems, Inc.*	79	1,290
Hemisphere Media Group, Inc.*	98	1,284
Windstream Holdings, Inc.*	222	1,170
Internap Corp.*	108	1,125
KVH Industries, Inc.*	83	1,112
NeoPhotonics Corp.*	176	1,097
Leaf Group Ltd.*	89	966
Telaria, Inc.*	239	966
VirnetX Holding Corp.*	275	935
Hawaiian Telcom Holdco, Inc.*	32	925
Liquidity Services, Inc.*	139	910
Clear Channel Outdoor Holdings, Inc. — Class A	197	847
Saga Communications, Inc. — Class A	20	770
RigNet, Inc.*	71	731
Aerohive Networks, Inc.*	171	679
Clearfield, Inc.*	61	674
Cardlytics, Inc.*	28	609
Fusion Connect, Inc.*	113	445
Travelzoo*	26	445
DASAN Zhone Solutions, Inc.*	32	312
Beasley Broadcast Group, Inc. — Class A	25	280
LiveXLive Media, Inc.*,1	26	150
Value Line, Inc.	6	142
Total Communications		752,749
Energy - 1.3%
Delek US Holdings, Inc.	454	22,777
PDC Energy, Inc.*	360	21,762
Peabody Energy Corp.	439	19,966
McDermott International, Inc.*	975	19,159
Oasis Petroleum, Inc.*	1,465	19,001
Southwestern Energy Co.*	3,206	16,992
Matador Resources Co.*	538	16,167
SRC Energy, Inc.*	1,315	14,491
Oceaneering International, Inc.	538	13,698
Callon Petroleum Co.*	1,222	13,124
Murphy USA, Inc.*	169	12,555
Gulfport Energy Corp.*	950	11,941
Carrizo Oil & Gas, Inc.*	426	11,864
Denbury Resources, Inc.*	2,390	11,496
Rowan Companies plc — Class A*	693	11,240
California Resources Corp.*	246	11,178
SemGroup Corp. — Class A	430	10,922
Dril-Quip, Inc.*	207	10,640
Oil States International, Inc.*	324	10,400
MRC Global, Inc.*	457	9,903
Ocean Rig UDW, Inc. — Class A*	297	8,756
Noble Corporation plc*	1,341	8,489
Archrock, Inc.	691	8,292
C&J Energy Services, Inc.*	351	8,284
Pattern Energy Group, Inc. — Class A	440	8,250
Laredo Petroleum, Inc.*	846	8,139
Superior Energy Services, Inc.*	834	8,123
Arch Coal, Inc. — Class A	103	8,078
NOW, Inc.*	586	7,811
Diamond Offshore Drilling, Inc.*,1	352	7,343
Unit Corp.*	285	7,285
Sunrun, Inc.*	516	6,785
Helix Energy Solutions Group, Inc.*	752	6,264
ProPetro Holding Corp.*	385	6,037
CONSOL Energy, Inc.*	153	5,868
Penn Virginia Corp.*	67	5,688
Forum Energy Technologies, Inc.*	440	5,434
Warrior Met Coal, Inc.	195	5,376
SEACOR Holdings, Inc.*	93	5,326
Newpark Resources, Inc.*	478	5,186
SunCoke Energy, Inc.*	353	4,730
TerraForm Power, Inc. — Class A	398	4,657
Jagged Peak Energy, Inc.*	349	4,544
Exterran Corp.*	176	4,407
Keane Group, Inc.*	300	4,101
Thermon Group Holdings, Inc.*	172	3,934
Ring Energy, Inc.*	311	3,925
Green Plains, Inc.[1]	214	3,916
Bonanza Creek Energy, Inc.*	102	3,863
WildHorse Resource Development Corp.*	148	3,753
Tellurian, Inc.*	440	3,661
Resolute Energy Corp.*,1	116	3,619
HighPoint Resources Corp.*	591	3,593
Renewable Energy Group, Inc.*	201	3,588
W&T Offshore, Inc.*	501	3,582
Select Energy Services, Inc. — Class A*	245	3,560
Alta Mesa Resources, Inc.*	521	3,548
Talos Energy, Inc.*	110	3,534
Halcon Resources Corp.*	725	3,183
Enphase Energy, Inc.*	470	3,163
CVR Energy, Inc.[1]	84	3,107
Frank's International N.V.	398	3,104
SandRidge Energy, Inc.*	167	2,963
TETRA Technologies, Inc.*	662	2,946
Par Pacific Holdings, Inc.*	169	2,937
Clean Energy Fuels Corp.*	730	2,694
Matrix Service Co.*	140	2,569
REX American Resources Corp.*	31	2,510
Abraxas Petroleum Corp.*	864	2,497
Bristow Group, Inc.*	173	2,441
Pioneer Energy Services Corp.*	407	2,381
Plug Power, Inc.*	1,162	2,347
TPI Composites, Inc.*	79	2,310
Solaris Oilfield Infrastructure, Inc. — Class A*	142	2,029
Ultra Petroleum Corp.*	865	1,998
FutureFuel Corp.	140	1,961
Sanchez Energy Corp.*	415	1,876
Northern Oil and Gas, Inc.*	587	1,849

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Energy - 1.3% (continued)
FTS International, Inc.*	118	$1,680
Trecora Resources*	113	1,678
Panhandle Oil and Gas, Inc. — Class A	84	1,604
Energy XXI Gulf Coast, Inc.*	181	1,600
Mammoth Energy Services, Inc.*	46	1,562
Natural Gas Services Group, Inc.*	66	1,558
Liberty Oilfield Services, Inc. — Class A*,1	77	1,441
ION Geophysical Corp.*	58	1,409
Nine Energy Service, Inc.*	42	1,391
Cloud Peak Energy, Inc.*	395	1,378
Era Group, Inc.*	105	1,360
Evolution Petroleum Corp.	135	1,330
Lilis Energy, Inc.*	229	1,191
Zion Oil & Gas, Inc.*	290	1,176
Basic Energy Services, Inc.*	104	1,156
Midstates Petroleum Company, Inc.*	81	1,102
SilverBow Resources, Inc.*	36	1,040
CARBO Ceramics, Inc.*	111	1,018
Flotek Industries, Inc.*	296	956
Dawson Geophysical Co.*	115	909
Key Energy Services, Inc.*	55	893
Earthstone Energy, Inc. — Class A*	98	867
Amyris, Inc.*	132	843
Vivint Solar, Inc.*	167	827
NCS Multistage Holdings, Inc.*	53	770
Independence Contract Drilling, Inc.*	183	754
Eclipse Resources Corp.*	467	747
NACCO Industries, Inc. — Class A	20	675
Gulfmark Offshore, Inc.*	20	670
PHI, Inc.*	62	631
EP Energy Corp. — Class A*	206	618
Hallador Energy Co.	86	614
FuelCell Energy, Inc.*	443	585
Goodrich Petroleum Corp.*	47	581
Approach Resources, Inc.*	230	561
Adams Resources & Energy, Inc.	12	516
Isramco, Inc.*	4	492
Profire Energy, Inc.*	129	436
NextDecade Corp.*	42	287
Quintana Energy Services, Inc.*	32	271
Ramaco Resources, Inc.*	32	223
Rosehill Resources, Inc.*	6	49
Total Energy		590,919
Basic Materials - 0.9%
PolyOne Corp.	434	18,757
Ingevity Corp.*	230	18,598
Allegheny Technologies, Inc.*	683	17,157
Balchem Corp.	174	17,076
Sensient Technologies Corp.	231	16,528
HB Fuller Co.	275	14,762
Minerals Technologies, Inc.	192	14,467
Cleveland-Cliffs, Inc.*	1,619	13,648
Commercial Metals Co.	633	13,362
Carpenter Technology Corp.	254	13,353
Compass Minerals International, Inc.	185	12,164
GCP Applied Technologies, Inc.*	391	11,319
Quaker Chemical Corp.	71	10,996
US Silica Holdings, Inc.	426	10,944
Innospec, Inc.	132	10,105
Tronox Ltd. — Class A	509	10,017
Ferro Corp.*	458	9,549
Kaiser Aluminum Corp.	89	9,266
Stepan Co.	110	8,581
Tahoe Resources, Inc.*	1,688	8,305
Kraton Corp.*	169	7,798
Neenah, Inc.	91	7,721
Coeur Mining, Inc.*	1,008	7,661
Hecla Mining Co.	2,161	7,520
AK Steel Holding Corp.*	1,712	7,430
Schweitzer-Mauduit International, Inc.	167	7,301
A. Schulman, Inc.	145	6,453
AdvanSix, Inc.*	167	6,117
KMG Chemicals, Inc.	80	5,902
Materion Corp.	109	5,902
Innophos Holdings, Inc.	106	5,046
Rayonier Advanced Materials, Inc.	279	4,768
Schnitzer Steel Industries, Inc. — Class A	141	4,752
CSW Industrials, Inc.*	86	4,545
PH Glatfelter Co.	232	4,545
Century Aluminum Co.*	272	4,284
Koppers Holdings, Inc.*	110	4,219
Verso Corp. — Class A*	184	4,004
Codexis, Inc.*	277	3,989
PQ Group Holdings, Inc.*	199	3,582
American Vanguard Corp.	153	3,511
Covia Holdings Corp.*	165	3,062
Kronos Worldwide, Inc.	121	2,726
OMNOVA Solutions, Inc.*	231	2,402
Landec Corp.*	143	2,131
Intrepid Potash, Inc.*	513	2,103
Clearwater Paper Corp.*	86	1,987
Gold Resource Corp.	280	1,845
Hawkins, Inc.	52	1,838
Klondex Mines Ltd.*	732	1,691
Uranium Energy Corp.*	847	1,364
AgroFresh Solutions, Inc.*	171	1,199
Oil-Dri Corporation of America	27	1,138
Ryerson Holding Corp.*	85	948
Energy Fuels, Inc.*	398	904
Universal Stainless & Alloy Products, Inc.*	38	899
United States Lime & Minerals, Inc.	10	839
Shiloh Industries, Inc.*	77	670
Valhi, Inc.	135	643
Smart Sand, Inc.*,1	117	621
Total Basic Materials		405,014
Utilities - 0.9%
IDACORP, Inc.	274	25,274

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 26.9% (continued)
Utilities - 0.9% (continued)
WGL Holdings, Inc.	279	$24,761
ALLETE, Inc.	280	21,675
New Jersey Resources Corp.	474	21,212
ONE Gas, Inc.	283	21,151
Portland General Electric Co.	486	20,781
Southwest Gas Holdings, Inc.	262	19,983
Spire, Inc.	268	18,934
Avista Corp.	356	18,747
Black Hills Corp.	291	17,812
PNM Resources, Inc.	433	16,844
South Jersey Industries, Inc.	466	15,597
NorthWestern Corp.	270	15,458
El Paso Electric Co.	220	13,002
MGE Energy, Inc.	190	11,979
Ormat Technologies, Inc.	216	11,489
American States Water Co.	199	11,375
Otter Tail Corp.	214	10,186
California Water Service Group	261	10,166
Northwest Natural Gas Co.	156	9,953
Chesapeake Utilities Corp.	86	6,876
SJW Group	94	6,225
NRG Yield, Inc. — Class C	358	6,158
Connecticut Water Service, Inc.	66	4,311
Unitil Corp.	79	4,032
Middlesex Water Co.	85	3,584
NRG Yield, Inc. — Class A	186	3,171
York Water Co.	69	2,194
Artesian Resources Corp. — Class A	42	1,628
Atlantic Power Corp.*	603	1,327
Ameresco, Inc. — Class A*	100	1,200
RGC Resources, Inc.	40	1,167
Consolidated Water Company Ltd.	78	1,006
Spark Energy, Inc. — Class A	61	595
Global Water Resources, Inc.	54	508
Total Utilities		380,361
Diversified - 0.0%
HRG Group, Inc.*	676	8,849
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	166	4,085
Total Common Stocks
(Cost $11,055,875)		11,925,295

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.*,2	110	–
Tobira Therapeutics, Inc.*,2	80	–
Dyax Corp.*,2	1,255	–
Nexstar Media Group, Inc.*,2	852	–
Total Rights
(Cost $–)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 29.2%
Federal Home Loan Bank[3]
1.95% due 09/13/22[5]	$5,500,000	5,494,764
2.00% due 10/26/22[5]	4,500,000	4,489,124
Total Federal Home Loan Bank		9,983,888
Federal Farm Credit Bank[3]
2.17% (U.S. Prime Rate – 2.83%) due 09/12/18[6]	3,000,000	3,001,486
Total Federal Agency Notes
(Cost $12,996,500)		12,985,374

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
1.87% due 09/20/18[4,7,8]	800,000	796,666
1.72% due 07/12/18[4,8,12]	232,000	231,892
Total U.S. Treasury Bills
(Cost $1,028,469)		1,028,558

REPURCHASE AGREEMENTS††,9 - 70.7%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[7]	17,254,524	17,254,524
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[7]	8,472,787	8,472,787
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[7]	5,648,524	5,648,524
Total Repurchase Agreements
(Cost $31,375,835)		31,375,835

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[11]	352,552	352,552
Total Securities Lending Collateral
(Cost $352,552)		352,552
Total Investments - 129.9%
(Cost $56,809,231)		$57,667,614
Other Assets & Liabilities, net - (29.9)%		(13,278,556)
Total Net Assets - 100.0%		$44,389,058

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Sep 2018	$411,675	$(3,808)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	2.92%	At Maturity	07/30/18	8,644	$14,202,629	$22,604
Barclays Bank plc	Russell 2000 Index	1.98%	At Maturity	07/31/18	4,270	7,015,099	11,164
Goldman Sachs International	Russell 2000 Index	1.83%	At Maturity	07/27/18	33,312	54,734,077	(206,562)
						$75,951,805	$(172,794)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[8]	Zero coupon rate security.
[9]	Repurchase Agreements — See Note 4.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of June 30, 2018.
[12]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,925,295	$—		$—		$11,925,295
Warrants	—	—	**	—		—
Rights	—	—		—	**	—
Federal Agency Notes	—	12,985,374		—		12,985,374
U.S. Treasury Bills	—	1,028,558		—		1,028,558
Repurchase Agreements	—	31,375,835		—		31,375,835
Securities Lending Collateral	352,552	—		—		352,552
Equity Index Swap Agreements*	—	33,768		—		33,768
Total Assets	$12,277,847	$45,423,535		$—		$57,701,382

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$3,808	$—	$—	$3,808
Equity Index Swap Agreements*	—	206,562	—	206,562
Total Liabilities	$3,808	$206,562	$—	$210,370

*	This derivative is reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.7%
Consumer, Non-cyclical - 17.7%
Johnson & Johnson	16,674	$2,023,223
UnitedHealth Group, Inc.	5,974	1,465,661
Pfizer, Inc.	36,365	1,319,322
Procter & Gamble Co.	15,633	1,220,312
Coca-Cola Co.	23,809	1,044,263
Merck & Company, Inc.	16,725	1,015,207
PepsiCo, Inc.	8,814	959,580
AbbVie, Inc.	9,421	872,856
Philip Morris International, Inc.	9,663	780,191
Amgen, Inc.	4,141	764,387
Medtronic plc	8,419	720,750
Altria Group, Inc.	11,766	668,191
Abbott Laboratories	10,899	664,730
PayPal Holdings, Inc.*	6,939	577,810
Gilead Sciences, Inc.	8,083	572,600
Bristol-Myers Squibb Co.	10,162	562,365
Thermo Fisher Scientific, Inc.	2,501	518,057
Eli Lilly & Co.	5,938	506,689
CVS Health Corp.	6,320	406,692
Becton Dickinson and Co.	1,661	397,909
Biogen, Inc.*	1,312	380,795
Anthem, Inc.	1,586	377,516
Danaher Corp.	3,821	377,056
Mondelez International, Inc. — Class A	9,170	375,970
Aetna, Inc.	2,033	373,055
Automatic Data Processing, Inc.	2,738	367,275
Colgate-Palmolive Co.	5,424	351,529
Allergan plc	2,108	351,446
Celgene Corp.*	4,394	348,971
Intuitive Surgical, Inc.*	705	337,328
Stryker Corp.	1,997	337,213
S&P Global, Inc.	1,562	318,476
Boston Scientific Corp.*	8,578	280,501
Express Scripts Holding Co.*	3,491	269,540
Vertex Pharmaceuticals, Inc.*	1,584	269,217
Cigna Corp.	1,513	257,134
Zoetis, Inc.	3,009	256,337
Illumina, Inc.*	914	255,271
Humana, Inc.	856	254,771
Kraft Heinz Co.	3,714	233,313
Kimberly-Clark Corp.	2,172	228,799
Constellation Brands, Inc. — Class A	1,043	228,282
Ecolab, Inc.	1,614	226,493
Baxter International, Inc.	3,063	226,172
Sysco Corp.	2,980	203,504
Estee Lauder Companies, Inc. — Class A	1,392	198,625
Edwards Lifesciences Corp.*	1,310	190,697
HCA Healthcare, Inc.	1,737	178,216
Moody's Corp.	1,038	177,041
Alexion Pharmaceuticals, Inc.*	1,384	171,824
McKesson Corp.	1,256	167,550
Regeneron Pharmaceuticals, Inc.*	481	165,940
General Mills, Inc.	3,685	163,098
Archer-Daniels-Midland Co.	3,476	159,305
Centene Corp.*	1,275	157,093
Align Technology, Inc.*	448	153,279
Monster Beverage Corp.*	2,554	146,344
Kroger Co.	5,053	143,758
Zimmer Biomet Holdings, Inc.	1,263	140,749
Tyson Foods, Inc. — Class A	1,850	127,373
IDEXX Laboratories, Inc.*	538	117,252
FleetCor Technologies, Inc.*	555	116,911
Mylan N.V.*	3,204	115,793
IHS Markit Ltd.*	2,213	114,169
Laboratory Corporation of America Holdings*	635	114,002
Global Payments, Inc.	991	110,487
Clorox Co.	805	108,876
Kellogg Co.	1,553	108,508
ABIOMED, Inc.*	263	107,580
Verisk Analytics, Inc. — Class A*	965	103,873
IQVIA Holdings, Inc.*	1,006	100,419
Cintas Corp.	538	99,568
Cardinal Health, Inc.	1,932	94,340
Equifax, Inc.	748	93,582
Quest Diagnostics, Inc.	843	92,679
ResMed, Inc.	887	91,875
McCormick & Company, Inc.	753	87,416
Conagra Brands, Inc.	2,446	87,396
Total System Services, Inc.	1,031	87,140
AmerisourceBergen Corp. — Class A	1,012	86,293
Hershey Co.	869	80,869
Church & Dwight Company, Inc.	1,520	80,803
Brown-Forman Corp. — Class B	1,628	79,788
Molson Coors Brewing Co. — Class B	1,150	78,246
United Rentals, Inc.*	520	76,762
JM Smucker Co.	706	75,881
Gartner, Inc.*	567	75,354
Incyte Corp.*	1,094	73,298
Cooper Companies, Inc.	304	71,577
Henry Schein, Inc.*	957	69,516
Hologic, Inc.*	1,696	67,416
Varian Medical Systems, Inc.*	569	64,707
Nielsen Holdings plc	2,082	64,396
Hormel Foods Corp.	1,678	62,438
Dentsply Sirona, Inc.	1,414	61,891
Universal Health Services, Inc. — Class B	541	60,289
DaVita, Inc.*	868	60,274
Perrigo Company plc	800	58,328
Western Union Co.	2,864	58,225
Avery Dennison Corp.	548	55,951
Robert Half International, Inc.	768	49,997
Nektar Therapeutics*	1,001	48,879
Campbell Soup Co.[1]	1,196	48,486
Coty, Inc. — Class A	2,939	41,440
Envision Healthcare Corp.*	753	33,140
Quanta Services, Inc.*	930	31,062
H&R Block, Inc.	1,300	29,614
Total Consumer, Non-cyclical		30,684,437
Financial - 15.0%
Berkshire Hathaway, Inc. — Class B*	11,965	2,233,267
JPMorgan Chase & Co.	21,166	2,205,497

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.7% (continued)
Financial - 15.0% (continued)
Bank of America Corp.	58,623	$1,652,582
Wells Fargo & Co.	27,264	1,511,516
Visa, Inc. — Class A	11,104	1,470,725
Mastercard, Inc. — Class A	5,700	1,120,164
Citigroup, Inc.	15,852	1,060,816
U.S. Bancorp	9,700	485,194
Goldman Sachs Group, Inc.	2,184	481,725
American Express Co.	4,439	435,022
Morgan Stanley	8,474	401,668
American Tower Corp. — Class A REIT	2,746	395,891
PNC Financial Services Group, Inc.	2,920	394,492
BlackRock, Inc. — Class A	767	382,764
Charles Schwab Corp.	7,465	381,462
Chubb Ltd.	2,896	367,850
CME Group, Inc. — Class A	2,116	346,855
Bank of New York Mellon Corp.	6,284	338,896
Simon Property Group, Inc. REIT	1,925	327,616
American International Group, Inc.	5,581	295,905
Crown Castle International Corp. REIT	2,579	278,068
Capital One Financial Corp.	3,024	277,906
MetLife, Inc.	6,319	275,509
Intercontinental Exchange, Inc.	3,601	264,854
Marsh & McLennan Companies, Inc.	3,154	258,533
BB&T Corp.	4,847	244,483
Prudential Financial, Inc.	2,612	244,248
Prologis, Inc. REIT	3,315	217,762
Progressive Corp.	3,621	214,182
Equinix, Inc. REIT	494	212,366
State Street Corp.	2,272	211,500
Public Storage REIT	932	211,433
Aon plc	1,520	208,498
Aflac, Inc.	4,813	207,055
Travelers Companies, Inc.	1,680	205,531
Allstate Corp.	2,185	199,425
SunTrust Banks, Inc.	2,890	190,798
T. Rowe Price Group, Inc.	1,505	174,716
Weyerhaeuser Co. REIT	4,706	171,581
M&T Bank Corp.	903	153,645
Discover Financial Services	2,169	152,719
AvalonBay Communities, Inc. REIT	859	147,653
Synchrony Financial	4,411	147,239
Equity Residential REIT	2,288	145,723
Welltower, Inc. REIT	2,312	144,939
Digital Realty Trust, Inc. REIT	1,281	142,934
Northern Trust Corp.	1,316	135,403
KeyCorp	6,600	128,964
Ventas, Inc. REIT	2,216	126,201
Ameriprise Financial, Inc.	900	125,892
Willis Towers Watson plc	819	124,160
Regions Financial Corp.	6,982	124,140
Fifth Third Bancorp	4,262	122,319
Boston Properties, Inc. REIT	960	120,403
SBA Communications Corp. REIT*	717	118,391
Citizens Financial Group, Inc.	3,014	117,245
Hartford Financial Services Group, Inc.	2,227	113,867
Huntington Bancshares, Inc.	6,870	101,401
E*TRADE Financial Corp.*	1,640	100,302
Essex Property Trust, Inc. REIT	410	98,019
Host Hotels & Resorts, Inc. REIT	4,609	97,112
Comerica, Inc.	1,068	97,103
Realty Income Corp. REIT	1,768	95,101
SVB Financial Group*	329	95,002
XL Group Ltd.	1,606	89,856
CBRE Group, Inc. — Class A*	1,880	89,751
Principal Financial Group, Inc.	1,656	87,685
Lincoln National Corp.	1,359	84,598
Alexandria Real Estate Equities, Inc. REIT	639	80,623
GGP, Inc. REIT	3,932	80,331
Vornado Realty Trust REIT	1,076	79,538
Loews Corp.	1,628	78,600
Extra Space Storage, Inc. REIT	784	78,251
HCP, Inc. REIT	2,920	75,394
Arthur J Gallagher & Co.	1,132	73,897
Cboe Global Markets, Inc.	699	72,745
Raymond James Financial, Inc.	807	72,105
Mid-America Apartment Communities, Inc. REIT	707	71,174
Alliance Data Systems Corp.	300	69,960
Invesco Ltd.	2,554	67,834
Nasdaq, Inc.	727	66,353
Zions Bancorporation	1,226	64,598
Duke Realty Corp. REIT	2,219	64,418
Franklin Resources, Inc.	1,981	63,491
UDR, Inc. REIT	1,663	62,429
Cincinnati Financial Corp.	930	62,180
Iron Mountain, Inc. REIT	1,750	61,267
Everest Re Group Ltd.	255	58,772
Federal Realty Investment Trust REIT	455	57,580
Regency Centers Corp. REIT	916	56,865
SL Green Realty Corp. REIT	550	55,291
Torchmark Corp.	656	53,405
Unum Group	1,375	50,861
Affiliated Managers Group, Inc.	337	50,102
Kimco Realty Corp. REIT	2,642	44,888
Jefferies Financial Group, Inc.	1,884	42,842
Apartment Investment & Management Co. — Class A REIT	978	41,369
People's United Financial, Inc.	2,163	39,129
Macerich Co. REIT	675	38,360
Assurant, Inc.	326	33,738
Brighthouse Financial, Inc.*	745	29,852
Total Financial		25,984,364
Technology - 13.7%
Apple, Inc.	30,556	5,656,221
Microsoft Corp.	47,766	4,710,205
Intel Corp.	28,970	1,440,099
NVIDIA Corp.	3,773	893,824
Oracle Corp.	18,527	816,300
Adobe Systems, Inc.*	3,061	746,303
International Business Machines Corp.	5,308	741,528

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.7% (continued)
Technology - 13.7% (continued)
Texas Instruments, Inc.	6,086	$670,981
Accenture plc — Class A	3,997	653,869
Broadcom, Inc.	2,499	606,357
salesforce.com, Inc.*	4,385	598,114
QUALCOMM, Inc.	9,218	517,314
Micron Technology, Inc.*	7,210	378,092
Activision Blizzard, Inc.	4,732	361,146
Intuit, Inc.	1,516	309,726
Applied Materials, Inc.	6,267	289,473
Cognizant Technology Solutions Corp. — Class A	3,643	287,760
Electronic Arts, Inc.*	1,908	269,066
HP, Inc.	10,204	231,529
Analog Devices, Inc.	2,306	221,192
Fidelity National Information Services, Inc.	2,057	218,104
Fiserv, Inc.*	2,545	188,559
Autodesk, Inc.*	1,363	178,676
Lam Research Corp.	1,019	176,134
Red Hat, Inc.*	1,105	148,479
Western Digital Corp.	1,860	143,983
DXC Technology Co.	1,770	142,680
Hewlett Packard Enterprise Co.	9,492	138,678
Paychex, Inc.	1,988	135,880
Microchip Technology, Inc.	1,461	132,878
NetApp, Inc.	1,665	130,752
Cerner Corp.*	1,960	117,188
Skyworks Solutions, Inc.	1,133	109,504
Xilinx, Inc.	1,576	102,850
Seagate Technology plc	1,785	100,799
KLA-Tencor Corp.	968	99,249
MSCI, Inc. — Class A	553	91,483
ANSYS, Inc.*	522	90,922
Broadridge Financial Solutions, Inc.	732	84,253
Take-Two Interactive Software, Inc.*	711	84,154
Citrix Systems, Inc.*	801	83,977
Synopsys, Inc.*	927	79,323
Akamai Technologies, Inc.*	1,061	77,697
Advanced Micro Devices, Inc.*	5,122	76,779
Cadence Design Systems, Inc.*	1,752	75,879
CA, Inc.	1,942	69,232
Qorvo, Inc.*	787	63,094
IPG Photonics Corp.*	233	51,407
Xerox Corp.	1,330	31,920
Total Technology		23,623,612
Communications - 12.3%
Amazon.com, Inc.*	2,503	4,254,599
Facebook, Inc. — Class A*	14,912	2,897,700
Alphabet, Inc. — Class C*	1,887	2,105,231
Alphabet, Inc. — Class A*	1,857	2,096,906
AT&T, Inc.	45,120	1,448,799
Verizon Communications, Inc.	25,687	1,292,313
Cisco Systems, Inc.	29,237	1,258,068
Netflix, Inc.*	2,702	1,057,644
Walt Disney Co.	9,243	968,759
Comcast Corp. — Class A	28,549	936,693
Booking Holdings, Inc.*	300	608,127
Charter Communications, Inc. — Class A*	1,152	337,778
Twenty-First Century Fox, Inc. — Class A	6,553	325,619
eBay, Inc.*	5,747	208,386
Twitter, Inc.*	4,071	177,781
Twenty-First Century Fox, Inc. — Class B	2,730	134,507
CBS Corp. — Class B	2,123	119,355
Motorola Solutions, Inc.	1,009	117,417
CenturyLink, Inc.	6,103	113,760
Omnicom Group, Inc.	1,412	107,693
Expedia Group, Inc.	751	90,263
VeriSign, Inc.*	597	82,040
Symantec Corp.	3,864	79,792
Viacom, Inc. — Class B	2,194	66,171
F5 Networks, Inc.*	380	65,531
Juniper Networks, Inc.	2,170	59,502
Interpublic Group of Companies, Inc.	2,397	56,186
Discovery, Inc. — Class C*	2,124	54,162
DISH Network Corp. — Class A*	1,423	47,827
TripAdvisor, Inc.*	667	37,158
News Corp. — Class A	2,382	36,921
Discovery, Inc. — Class A*,1	971	26,702
News Corp. — Class B	758	12,014
Total Communications		21,281,404
Industrial - 7.8%
Boeing Co.	3,404	1,142,076
General Electric Co.	53,995	734,872
3M Co.	3,691	726,094
Union Pacific Corp.	4,822	683,181
Honeywell International, Inc.	4,644	668,968
United Technologies Corp.	4,626	578,389
Caterpillar, Inc.	3,717	504,285
Lockheed Martin Corp.	1,544	456,144
United Parcel Service, Inc. — Class B	4,287	455,408
CSX Corp.	5,443	347,154
FedEx Corp.	1,528	346,948
Raytheon Co.	1,785	344,826
Northrop Grumman Corp.	1,084	333,547
General Dynamics Corp.	1,718	320,252
Deere & Co.	2,015	281,697
Emerson Electric Co.	3,917	270,821
Norfolk Southern Corp.	1,756	264,928
Illinois Tool Works, Inc.	1,895	262,533
Eaton Corporation plc	2,719	203,218
Waste Management, Inc.	2,472	201,073
TE Connectivity Ltd.	2,176	195,971
Johnson Controls International plc	5,758	192,605
Roper Technologies, Inc.	641	176,858
Amphenol Corp. — Class A	1,874	163,319
Fortive Corp.	1,907	147,049
Corning, Inc.	5,162	142,007
Ingersoll-Rand plc	1,541	138,274
Rockwell Collins, Inc.	1,021	137,508
Rockwell Automation, Inc.	781	129,826
Parker-Hannifin Corp.	827	128,888
Cummins, Inc.	963	128,079
Stanley Black & Decker, Inc.	959	127,365
Agilent Technologies, Inc.	1,989	123,000

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.7% (continued)
Industrial - 7.8% (continued)
Harris Corp.	739	$106,815
Vulcan Materials Co.	822	106,087
Textron, Inc.	1,592	104,929
TransDigm Group, Inc.	303	104,577
AMETEK, Inc.	1,440	103,911
Republic Services, Inc. — Class A	1,387	94,815
Waters Corp.*	486	94,085
L3 Technologies, Inc.	487	93,660
Mettler-Toledo International, Inc.*	158	91,423
WestRock Co.	1,594	90,890
Martin Marietta Materials, Inc.	392	87,545
Expeditors International of Washington, Inc.	1,086	79,387
Ball Corp.	2,170	77,143
Xylem, Inc.	1,119	75,398
CH Robinson Worldwide, Inc.	865	72,366
Masco Corp.	1,931	72,258
Dover Corp.	961	70,345
Kansas City Southern	637	67,496
Packaging Corporation of America	586	65,509
J.B. Hunt Transport Services, Inc.	533	64,786
Huntington Ingalls Industries, Inc.	277	60,051
Snap-on, Inc.	352	56,573
AO Smith Corp.	902	53,353
PerkinElmer, Inc.	688	50,382
Fortune Brands Home & Security, Inc.	908	48,751
Jacobs Engineering Group, Inc.	749	47,554
Allegion plc	590	45,642
Arconic, Inc.	2,642	44,941
FLIR Systems, Inc.	854	44,382
Fluor Corp.	874	42,634
Sealed Air Corp.	1,002	42,535
Pentair plc	1,009	42,459
Garmin Ltd.	691	42,151
Stericycle, Inc.*	531	34,669
Flowserve Corp.	814	32,886
Total Industrial		13,469,551
Consumer, Cyclical - 6.8%
Home Depot, Inc.	7,171	1,399,062
Walmart, Inc.	8,994	770,336
McDonald's Corp.	4,881	764,804
NIKE, Inc. — Class B	7,973	635,289
Costco Wholesale Corp.	2,727	569,888
Lowe's Companies, Inc.	5,110	488,363
Starbucks Corp.	8,579	419,084
TJX Companies, Inc.	3,897	370,916
Walgreens Boots Alliance, Inc.	5,301	318,140
General Motors Co.	7,886	310,708
Ford Motor Co.	24,332	269,355
Target Corp.	3,314	252,262
Marriott International, Inc. — Class A	1,846	233,704
Ross Stores, Inc.	2,354	199,502
Delta Air Lines, Inc.	4,011	198,705
Southwest Airlines Co.	3,316	168,718
VF Corp.	2,036	165,975
Yum! Brands, Inc.	2,010	157,222
Dollar General Corp.	1,580	155,788
Aptiv plc	1,646	150,823
Carnival Corp.	2,524	144,651
O'Reilly Automotive, Inc.*	509	139,247
Hilton Worldwide Holdings, Inc.	1,737	137,501
PACCAR, Inc.	2,187	135,507
Dollar Tree, Inc.*	1,478	125,630
Best Buy Company, Inc.	1,524	113,660
AutoZone, Inc.*	166	111,374
Royal Caribbean Cruises Ltd.	1,054	109,194
United Continental Holdings, Inc.*	1,465	102,155
American Airlines Group, Inc.	2,590	98,316
WW Grainger, Inc.	317	97,763
MGM Resorts International	3,116	90,457
Lennar Corp. — Class A	1,701	89,302
Wynn Resorts Ltd.	526	88,021
DR Horton, Inc.	2,135	87,535
Fastenal Co.	1,788	86,056
Mohawk Industries, Inc.*	394	84,422
Genuine Parts Co.	912	83,713
Tapestry, Inc.	1,788	83,518
Tiffany & Co.	634	83,434
Ulta Beauty, Inc.*	355	82,878
Darden Restaurants, Inc.	769	82,329
CarMax, Inc.*	1,107	80,667
Newell Brands, Inc.	3,020	77,886
Kohl's Corp.	1,047	76,326
PVH Corp.	479	71,716
Macy's, Inc.	1,904	71,267
Copart, Inc.*	1,258	71,152
Chipotle Mexican Grill, Inc. — Class A*	152	65,568
Hasbro, Inc.	707	65,263
Advance Auto Parts, Inc.	460	62,422
Michael Kors Holdings Ltd.*	932	62,071
LKQ Corp.*	1,925	61,408
Norwegian Cruise Line Holdings Ltd.*	1,285	60,716
Whirlpool Corp.	401	58,638
Tractor Supply Co.	759	58,056
L Brands, Inc.	1,508	55,615
BorgWarner, Inc.	1,228	53,001
Hanesbrands, Inc.[1]	2,240	49,325
PulteGroup, Inc.	1,633	46,949
Alaska Air Group, Inc.	766	46,259
Gap, Inc.	1,348	43,662
Harley-Davidson, Inc.	1,034	43,511
Ralph Lauren Corp. — Class A	346	43,499
Foot Locker, Inc.	735	38,698
Nordstrom, Inc.	729	37,748
Leggett & Platt, Inc.	816	36,426
Mattel, Inc.[1]	2,138	35,106
Goodyear Tire & Rubber Co.	1,491	34,725
Under Armour, Inc. — Class A*,1	1,156	25,987
Under Armour, Inc. — Class C*	1,170	24,663
Total Consumer, Cyclical		11,813,637
Energy - 5.3%
Exxon Mobil Corp.	26,320	2,177,454

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 82.7% (continued)
Energy - 5.3% (continued)
Chevron Corp.	11,880	$1,501,988
Schlumberger Ltd.	8,612	577,262
ConocoPhillips	7,274	506,416
EOG Resources, Inc.	3,598	447,699
Occidental Petroleum Corp.	4,760	398,317
Valero Energy Corp.	2,679	296,914
Phillips 66	2,609	293,017
Halliburton Co.	5,446	245,397
Anadarko Petroleum Corp.	3,202	234,546
Kinder Morgan, Inc.	11,794	208,400
Marathon Petroleum Corp.	2,872	201,500
Pioneer Natural Resources Co.[1]	1,059	200,405
ONEOK, Inc.	2,555	178,416
Devon Energy Corp.	3,254	143,046
Williams Companies, Inc.	5,145	139,481
Concho Resources, Inc.*	927	128,250
Andeavor	865	113,471
Apache Corp.	2,376	111,078
Marathon Oil Corp.	5,304	110,641
Hess Corp.	1,628	108,897
Noble Energy, Inc.	3,011	106,228
National Oilwell Varco, Inc.	2,375	103,075
Equities Corp.	1,568	86,522
TechnipFMC plc	2,698	85,634
Baker Hughes a GE Co.	2,588	85,482
HollyFrontier Corp.	1,097	75,068
Cabot Oil & Gas Corp. — Class A	2,807	66,807
Cimarex Energy Co.	594	60,434
Helmerich & Payne, Inc.	677	43,165
Newfield Exploration Co.*	1,242	37,570
Total Energy		9,072,580
Utilities - 2.4%
NextEra Energy, Inc.	2,931	489,565
Duke Energy Corp.	4,358	344,631
Southern Co.	6,288	291,197
Dominion Energy, Inc.	4,057	276,606
Exelon Corp.	6,001	255,643
American Electric Power Company, Inc.	3,061	211,974
Sempra Energy	1,640	190,420
Public Service Enterprise Group, Inc.	3,141	170,054
Consolidated Edison, Inc.	1,931	150,579
Xcel Energy, Inc.	3,164	144,532
PG&E Corp.	3,210	136,618
Edison International	2,025	128,122
WEC Energy Group, Inc.	1,961	126,779
PPL Corp.	4,346	124,078
DTE Energy Co.	1,128	116,895
Eversource Energy	1,970	115,462
FirstEnergy Corp.	2,785	100,009
Evergy, Inc.	1,686	94,669
American Water Works Company, Inc.	1,107	94,516
Ameren Corp.	1,515	92,188
Entergy Corp.	1,124	90,808
CMS Energy Corp.	1,756	83,024
CenterPoint Energy, Inc.	2,683	74,346
Alliant Energy Corp.	1,439	60,898
NRG Energy, Inc.	1,859	57,071
Pinnacle West Capital Corp.	695	55,989
AES Corp.	4,111	55,128
NiSource, Inc.	2,097	55,109
SCANA Corp.	887	34,167
Total Utilities		4,221,077
Basic Materials - 1.7%
DowDuPont, Inc.	14,427	951,028
Praxair, Inc.	1,786	282,456
LyondellBasell Industries N.V. — Class A	1,999	219,590
Air Products & Chemicals, Inc.	1,362	212,104
Sherwin-Williams Co.	511	208,268
PPG Industries, Inc.	1,551	160,885
Freeport-McMoRan, Inc.	8,376	144,570
International Paper Co.	2,575	134,106
Newmont Mining Corp.	3,316	125,046
Nucor Corp.	1,978	123,625
Eastman Chemical Co.	888	88,765
FMC Corp.	836	74,580
Albemarle Corp.[1]	689	64,994
CF Industries Holdings, Inc.	1,450	64,380
Mosaic Co.	2,181	61,177
International Flavors & Fragrances, Inc.	491	60,864
Total Basic Materials		2,976,438
Total Common Stocks
(Cost $123,440,317)		143,127,100

	Face Amount
U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
1.87% due 09/20/18[2,4,5]	$6,800,000	6,771,667
1.72% due 07/12/18[3,4,5]	1,210,000	1,209,436
Total U.S. Treasury Bills
(Cost $7,980,408)		7,981,103

REPURCHASE AGREEMENTS††,6 - 9.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[2]	8,946,411	8,946,411
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[2]	4,393,110	4,393,110
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[2]	2,928,740	2,928,740
Total Repurchase Agreements
(Cost $16,268,261)		16,268,261

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[8]	325,581	$325,581
Total Securities Lending Collateral
(Cost $325,581)		325,581

Total Investments - 96.9%
(Cost $148,014,567)		$167,702,045
Other Assets & Liabilities, net - 3.1%		5,429,851
Total Net Assets - 100.0%		$173,131,896

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	35	Sep 2018	$4,761,313	$(1,555)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.43%	At Maturity	07/31/18	24,226	$65,856,053	$454,001
BNP Paribas	S&P 500 Index	3.37%	At Maturity	07/30/18	9,998	27,179,256	156,608
Goldman Sachs International	S&P 500 Index	2.48%	At Maturity	07/27/18	39,024	106,082,454	11,216
						$199,117,763	$621,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$143,127,100	$—	$—	$143,127,100
U.S. Treasury Bills	—	7,981,103	—	7,981,103
Repurchase Agreements	—	16,268,261	—	16,268,261
Securities Lending Collateral	325,581	—	—	325,581
Equity Index Swap Agreements*	—	621,825	—	621,825
Total Assets	$143,452,681	$24,871,189	$—	$168,323,870

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$1,555	$—	$—	$1,555

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the "Funds").

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their net asset value (“NAV”).

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Bonds
2.10%			2.75% - 3.38%
Due 07/02/18	$49,356,826	49,365,463	05/15/44 - 11/15/47	$45,213,500	$48,785,650
			U.S. Treasury Notes
			2.00% - 2.50%
			05/15/24 - 08/15/25	1,632,500	1,562,622
					50,348,272

Barclays Capital			U.S. TIP Notes
2.07%			0.75% - 3.75%
Due 07/02/18	24,236,533	24,240,714	04/15/32 - 02/15/45	25,250,121	25,151,359

Bank of America Merrill Lynch			U.S. Treasury Note
2.08%			4.00%
Due 07/02/18	16,157,689	16,160,490	08/15/18	16,198,000	16,482,650

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,912,006	$1,982,960
Russell 2000® 2x Strategy Fund	342,644	352,552
S&P 500® 2x Strategy Fund	317,198	325,581

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Dow 2x Strategy Fund	$42,974,214	$6,425,331	$(448,325)	$5,977,006
Inverse Dow 2x Strategy Fund	7,462,835	11,662	(61,290)	(49,628)
Inverse NASDAQ-100® 2x Strategy Fund	13,723,574	55,023	(123,439)	(68,416)
Inverse Russell 2000® 2x Strategy Fund	12,424,854	106,042	(22,686)	83,356
Inverse S&P 500® 2x Strategy Fund	27,210,819	111,158	(63,050)	48,108
NASDAQ-100® 2x Strategy Fund	368,177,392	95,262,096	(6,223,571)	89,038,525
Russell 2000® 2x Strategy Fund	57,362,317	678,568	(549,873)	128,695
S&P 500® 2x Strategy Fund	159,336,412	9,265,217	(279,314)	8,985,903

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	August 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 29, 2018

*	Print the name and title of each signing officer under his or her signature.